Filing by Rule 497(c) of the 1933
                                                          Act File No. 33-53698


[THE INTEGRITY FUND LOGO]
PROSPECTUS
                                                             September 19, 2003


                          THE INTEGRITY FUNDS
                            CLASS A SHARES

The Integrity Funds are:

   *   Integrity Equity Fund
   *   Integrity Income Fund
   *   Integrity Value Fund
   *   Integrity Small Cap Growth Fund
   *   Integrity Health Sciences Fund
   *   Integrity Technology Fund

Please read this Prospectus and keep it for future reference. It contains important information, including information on how each Fund invests and the services that each Fund offers to shareholders.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






                       The Integrity Funds
                       1 Main Street North
                        Minot, ND 58703
                        (800) 276-1262

TABLE OF CONTENTS
                                                              PAGE
Integrity Equity Fund.........................................  3
   Fund Summary ..............................................  3
   How the Fund Has Performed.................................  7
   What Are the Fund's Expenses? .............................  9
Integrity Income Fund......................................... 10
   Fund Summary .............................................. 10
   How the Fund Has Performed................................. 14
   What Are the Fund's Expenses? ............................. 15
Integrity Value Fund.......................................... 16
   Fund Summary .............................................. 16
   How the Fund Has Performed................................. 20
   What Are the Fund's Expenses? ............................. 21
Integrity Small-Cap Growth Fund............................... 22
   Fund Summary............................................... 22
   How the Fund Has Performed................................. 26
   What Are the Fund's Expenses? ............................. 27
Integrity Health Sciences Fund................................ 28
   Fund Summary............................................... 28
   How the Fund Has Performed................................. 32
   What Are the Fund's Expenses? ............................. 33
Integrity Technology Fund..................................... 34
   Fund Summary............................................... 34
   How the Fund Has Performed................................. 38
   What Are the Fund's Expenses? ............................. 39
Management of The Funds....................................... 40
Your Fund Account............................................. 42
The Funds' Share Price........................................ 42
How to Buy Shares............................................. 46
How to Sell Shares............................................ 48
Dividends, Distributions and Tax Information on Your Shares... 51
Financial Highlights.......................................... 54
Additional Information........................................ 60
Privacy Policy ................................................63


NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

YOUR INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. THE VALUE OF AN INVESTMENT IN THE FUNDS WILL GO UP AND DOWN, WHICH MEANS INVESTORS COULD LOSE MONEY.

INTEGRITY EQUITY FUND
                               FUND SUMMARY

                           INVESTMENT OBJECTIVE
The Integrity Equity Fund (the "Equity Fund") seeks long-term growth of asset value through capital appreciation and dividend income.

PRINCIPAL STRATEGIES: How the Fund Pursues its Objective
Under normal market conditions, the Equity Fund invests at least 80% of its total assets in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion).

Integrity Money Management, Inc. (the "Investment Adviser") utilizes a blended approach to investing in order to create a portfolio of "growth" and "value" securities. The Investment Adviser selects "growth" securities based on its analysis of an issuer's earnings and dividends prospects, cash flows, the strength of management and other market factors, which may affect the issuer's competitive position. The Investment Adviser may also seek to identify issues that may generate dividend income. In selecting growth stocks for the Equity Fund, the Investment Adviser considers companies that demonstrate:

   *   Above-average earnings;
   *   A strong franchise;
   *   Strong and steady cash flows and a recurring revenue stream;
   * A solid competitive position within an industry with barriers to the entry of new competitors and the potential for high profit margins;
   *   Strong management teams with clearly defined strategies; and
   * New products or services that may serve as catalysts to accelerated growth.

In selecting "value" securities, the Investment Adviser seeks to identify issuers with lower profit to expense, price to earnings, and price to book ratios than the overall market or which have temporarily fallen out of favor with the investing community due to a decline in the overall market or other short-term adverse market conditions.

In general, the Equity Fund will not invest in securities that have, in the judgment of the Investment Adviser, a high level of debt as a percentage of their total market capitalization.


The Equity Fund is a diversified mutual fund which invests in the market sectors represented in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(r) Index"). The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Equity Fund and the extent to which the Equity Fund's assets should be allocated thereto. This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Equity Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market. For liquidity purposes or pending the investment in securities in furtherance of its investment objective, the Fund may invest up to 10% of its net assets in U.S. Government securities, repurchase agreements and high quality short-term debt and money market instruments. The Equity Fund also may invest in put and call options, futures contracts and options on futures contracts for hedging purposes. The Equity Fund may enter into futures contracts for the purchase or sale of stock indexes or purchase and sell options on these futures contracts. The Equity Fund uses these investment strategies to hedge against changes in the values of securities the Equity Fund owns or expects to purchase and not for speculation. The Equity Fund will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceed 5% of the Fund's total assets.

The Equity Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions. Under these circumstances, the Equity Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities. Although the Equity Fund would do this only in seeking to avoid losses, the Equity Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The Equity Fund may also invest its assets in other securities or engage in different investment practices, which are not part of its principal investment strategies.

PRINCIPAL RISKS: What are the Risks of Investing in the Fund?
An investment in the Equity Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Equity Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Equity Fund may be affected by, among others, the following types of risks:

   MARKET AND ECONOMIC RISK: The prices of the securities in which the Equity Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

      * Actual earnings that do not meet generally accepted forecasts or estimates of earnings.
      * Changes in the general interest rate environment may have a negative impact on the evaluation of earnings.

      *   The market undervaluing the stocks in the Fund's portfolio.
      * Developments affecting particular issuers or a particular industry or geographic sector.
      *   A general decline in the stock market.

   In addition, social or national political changes may alter investors' future expectations of company earnings.

   VOLATILITY RISK: The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500(r) Index, a widely recognized, unmanaged index of 500 stock prices. The volatility is partly a function of the size of the Equity Fund and the fact the portfolio of the Equity Fund is less diversified than the S&P 500(r) Index, as that there are substantially less than 500 issues in the portfolio of the Equity Fund at any one time. Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

   RISKS OF MID-SIZED COMPANIES: The Equity Fund may invest in companies with mid market capitalization. Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $7 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.


   GROWTH SECURITIES: While potentially offering greater or more rapid capital appreciation potential than value securities, investments in growth securities may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.


   VALUE SECURITIES: Investments in value securities are subject to the risk that their intrinsic values may never be realized by the market, or that their prices may go down. While the Equity Fund's investments in value securities may limit downside risk over time, they, as a trade-off, produce more modest gains than riskier stock investments.


   HEDGING STRATEGIES: The Equity Fund may also engage in various investment strategies designed to hedge against changes in market conditions using stock index futures contracts and options on stock index futures contracts. The ability of the Equity Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the Fund will be poorer than if no such futures and options had been used. In addition, the Equity Fund's ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Equity Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Use of options may also (i) result in losses to the Equity Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Equity Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause the Equity Fund to hold a security it might otherwise sell.

PORTFOLIO TURNOVER. The frequency of the Equity Fund's portfolio transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may increase the amount of tax an investor pays on the Equity Fund's return.
Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Investment Adviser expects that the annual portfolio turnover rate for the Equity Fund will be approximately 40%.

Additional information regarding the investment policies and restrictions of the Equity Fund is available in the Integrity Funds' Statement of Additional Information ("SAI") which is available upon request from the Integrity Funds.

                       IS THIS FUND RIGHT FOR YOU?
The Equity Fund may be appropriate for you if you:
      *   Are pursuing a long-term investment goal;
      *   Are seeking a core equity component for your portfolio;
      *   Are willing to accept fluctuations in the value of your portfolio;
      * Are seeking long-term growth through both capital appreciation and dividends.

The Equity Fund may not be appropriate for you if you:
      *   Are pursuing a short-term goal;
      *   Need regular income;
      *   Are unwilling to accept fluctuations in the value of your portfolio.

                        HOW THE FUND HAS PERFORMED
The chart and table below provide some indication of the risk of investing in the Equity Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance. The chart and the information below it show performance of the Fund's Class N shares, which are offered in a different prospectus. This is because the Fund did not offer Class A shares during the periods shown. Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class N shares. Although Class N and the Class A shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Class N performance because of the higher expenses paid by Class A shares. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.


The results prior to May 23, 2003 , the date the Investment Adviser commenced management of the Equity Fund's portfolio, were achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
1993    5.75%
1994    0.37%
1995   25.90%
1996   21.59%
1997   16.38%
1998   17.53%
1999   33.70%
2000    5.12%
2001  -29.49%
2002  -26.13%

For the periods shown, the highest and lowest quarterly returns were 25.97% and -21.14% for the quarters ending 12-31-98 and 3-31-01, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                            PAST YEAR        PAST 5 YEARS     PAST 10 YEARS
 Return before taxes         -26.13%            -2.96%            4.96%

Return after taxes on
Distributions                -26.21%            -4.09 %           4.35 %

Return after taxes on
distributions and sale
of Fund shares               -16.04%            -2.45%            4.06%
---------------------------------------------------------------------------
S&P 500(r) Index(1)            -22.10%            -0.59%             9.34%

* The Equity Fund's year-to-date return for the period ended June 30, 2003 was 9.72%.

1 S&P 500(r) Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. Returns shown reflect no deduction for fees, expenses or taxes.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) imposed on Purchases
  (as a percentage of the offering price).............................  5.75%
Maximum Deferred Sales Charge (Load) .................................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions ..........................................  None
Redemption Fee........................................................  None(1)
Exchange Fee..........................................................  None

FUND OPERATING FEES AND EXPENSES*
(expenses that are deducted from Fund assets)
Management Fees.......................................................  1.00%
Distribution and/or Service Fees (12b-1 Fees) ........................  0.50%
Other Expenses........................................................  1.06%
Total Fund Operating Expenses.........................................  2.56%
Contractual Fee Waivers and Expense Reimbursements.................... -0.56%(2)
Net Annual Fund Operating Expenses....................................  2.00%
--------------------------------------

* Restated to reflect current operating expenses.
1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
2 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of The Equity Fund do not exceed
2.00 % for the current fiscal year. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.


EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE EQUITY FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE EQUITY FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE EQUITY FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE EQUITY FUND WOULD BE:

          YEAR           EQUITY FUND
          ----           -----------
           1                 $766
           3               $1,272
           5               $1,804
          10               $3,250

INTEGRITY INCOME FUND
                               FUND SUMMARY

                           INVESTMENT OBJECTIVE
The Integrity Income Fund (the "Income Fund") seeks to attain a high level of current income while providing investors with a degree of safety of principal.

PRINCIPAL STRATEGIES: How the Fund Pursues its Objective.
Generally, the Income Fund invests substantially all of its total assets in bonds. The Investment Adviser invests at least 80% of its total assets in debt obligations issued or guaranteed by the United States Government, as well as debt securities of U.S. corporations and other issuers receiving an "investment grade" rating from Moody's Investment Services ("Moody's") or Standard &
Poor's Rating Group ("S&P") or, if unrated, of equivalent quality as determined by the Investment Manager based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings, and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. It is expected that the dollar-weighted average credit quality will be A.

In general, in investing the assets of the Income Fund, the Investment Adviser will consider the governmental program under which the security was issued as well as the ratings. The Income Fund will invest in debt securities of the United States corporations rated at least "Baa" by Moody's or "BBB" by S&P at the time of purchase. Debt securities carrying a rating of "Baa" from Moody's or "BBB" from S&P have speculative characteristics. However, if the rating of a debt security owned by the Income Fund is reduced below Baa/BBB, the Fund will not necessarily dispose of the security. Debt obligations issued or guaranteed by the U.S. Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government which are established under the authority of an act of Congress. The Income Fund may also invest in other fixed-income securities, such as preferred stock or investment companies that invest in fixed income securities as well as put and call options, futures contracts and options on futures contracts for hedging purposes. The Income Fund may also use options on municipal securities and temporary investments, as well as index options. The Income Fund may write (sell) covered call options and secured put options on up to 25% of its net assets. The Income Fund will not purchase put and call options if more than 5% of its net assets are invested in the premiums of such options.

The only non-interest paying securities generally held in the Income Fund are obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically, such obligations take the form of custodial receipts issued pursuant to a custody agreement, which evidence ownership of future interest and principal payments on Treasury securities deposited with the custodian. The interest and principal payments on the underlying Treasury securities are direct obligations of the United States.

The Investment Adviser may invest in fixed-income securities with maturities in excess of one year and up to 30 years. The average maturity of securities in the Income Fund will be based upon the Investment Adviser's expectations of the future course of interest rates and then-prevailing price and yield levels in the fixed-income market. It is expected that the dollar-weighted average maturity of the Income Fund will not exceed ten years. This limitation on the average maturity of the Income Fund is expected to provide a more stable net asset value than would be the case with a longer-term fund. As of December 31, 2002, the Income Fund's dollar-weighted average credit quality was AA, and its dollar-weighted average maturity was 3.09 years.

Normally, investments in cash equivalents will be minimal. However, when market conditions dictate a temporary "defensive" investment strategy, the Investment Adviser may decide to hold a portion of the Income Fund, without limitation on amount, in cash equivalents. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS: What are the Risks of Investing in the Fund?
An investment in the Income Fund is subject to investment risks, and you can lose money on your Investment. There is no guarantee that the Income Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Income Fund may be affected by, among others, the following types of risks:

   INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise. Long-term obligations are usually more sensitive to interest rate changes than shorter-term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, extended periods of increases in interest rates may cause significant declines in bond prices. Generally, the longer the average maturity of the bonds held by the Income Fund, the more the prices of the bonds and the Income Fund's share price will fluctuate in response to interest rate changes. Interest rates currently are at historically low levels; when interest rates go up, the value of the Income Fund portfolio may go down.

   CREDIT RISK: The issuers of the bonds and other debt securities held by the Income Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of their securities, leading to a decline in the price of those securities, causing the value of the Income Fund's securities, and share price, to decline. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Income Fund to sell.

   HEDGING STRATEGIES The Income Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions using financial instruments whose prices, in the opinion of the Fund's Investment Adviser, correlate with the values of securities the Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

   Successful use of futures and options with respect thereto by the Income Fund is subject to the Investment Adviser's ability to correctly forecast movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. If the Investment Adviser's judgment about the general direction of interest rates or markets is wrong, the overall performance of the Income Fund will be poorer than if no such futures or options had been used. In addition, the Income Fund's ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Income Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Income Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The risk of imperfect correlation is greater where the securities underlying the futures contracts are taxable securities (rather than municipal securities), are issued by companies in different market sectors or have different maturities, ratings or geographic mixes than the security being hedged. In addition, the correlation may be affected by additions to or deletions from the index, which serves as the basis for a futures contract.

   The Income Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Income Fund. Use of options may also (i) result in losses to the Income Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Income Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause the Income Fund to hold a security it might otherwise sell.

Additional information regarding the investment policies and restrictions of the Income Fund is available in the SAI which is available upon request.

                         IS THIS FUND RIGHT FOR YOU
   *   The Income Fund may be appropriate for you if you:
   *   Are looking for a fixed income component to complete your portfolio;
   * Want to earn income on investments generally considered more stable than stocks;
   *   Are pursuing long-term investment goals.

The Income Fund may not be appropriate for you if you:

   *   Are pursuing a short-term investment goal;
   *   Are seeking a more aggressive investment style;
   *   Are unwilling to accept fluctuations in the value of your portfolio.

                         HOW THE FUND HAS PERFORMED
The chart and table below provide some indication of the risk of investing in the Income Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance. The chart and the information below it show performance of the Income Fund's Class N shares, which are offered in a different prospectus. This is because the Fund did not offer Class A shares during the periods shown. Performance information shown in the Average Annual Total Returns table also shows performance for the Fund's Class N shares. Although Class N and the Class A shares would have substantially similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class A performance would be lower than Class N performance because of the higher expenses paid by Class A shares. How the portfolio has performed in the past is not an indication of its future performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.


The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Income Fund's portfolio, were achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
1993   4.17%
1994  -4.48%
1995  22.38%
1996   2.37%
1997   7.89%
1998   9.05%
1999  -1.71%
2000   9.82%
2001   8.71%
2002   6.45%

For the periods shown, the highest and lowest quarterly returns were 7.25% and -2.25% for the quarters ending 03-31-95 and 3-31-94, respectively.


AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                            PAST YEAR        PAST 5 YEARS     PAST 10 YEARS

Return before taxes            6.45%             6.38%            6.24%

Return after taxes on
distributions(1)                4.48%             4.26%            5.18%

Return after taxes on
distributions and sale
of Fund shares                 3.91%             4.05%            4.62%
---------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Corporate Index(1)   9.84%             7.48%            7.08%

* The Income Fund's year-to-date return for the period ended June 30, 2003 was 2.76%.

1 The Lehman Brothers Intermediate Government/Corporate Index is a diversified, unmanaged index of corporate and U. S. government bonds. Returns shown reflect no deduction for fees, expenses or taxes.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price) .............................  4.25%
Maximum Deferred Sales Charge (Load) ................................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions .........................................  None
Redemption Fee.......................................................  None(1)
Exchange Fee.........................................................  None

FUND OPERATING FEES AND EXPENSES*
(expenses that are deducted from Fund assets)
Management Fees......................................................  1.00%
Distribution and/or Service Fees (12b-1 Fees) .......................  0.25%
Other Expenses.......................................................  9.26%
Total Fund Operating Expenses........................................ 10.51%
Contractual Fee Waivers and Expense Reimbursements................... -8.76%(2)
                                                                       -----
Net Annual Fund Operating Expenses...................................  1.75%
-----------------------------------

* Restated to reflect current operating expenses.
1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
2 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Income Fund do not exceed
1.75 % for the current fiscal year. Thereafter, the expense limitation may be terminated or revised. Amounts waived or reimbursed may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.


EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING
IN THE INCOME FUNDS WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE INCOME FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE INCOME FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE INCOME FUND WOULD BE:

          YEAR         INCOME FUND
          ----         -----------
            1             $588
            3           $2,386
            5           $3,992
           10           $7,293

INTEGRITY VALUE FUND
                                 FUND SUMMARY

                              INVESTMENT OBJECTIVE
The Integrity Value Fund's (the "Value Fund") investment objective is to seek above average total return through a combination of capital appreciation and dividend income.

PRINCIPAL STRATEGIES: How the Value Fund Pursues its Objectives
Under normal market conditions the Value Fund will be invested in equity securities having certain characteristics of "value" stocks. Those characteristics include among others: low price to normalized earnings ratio, above-average dividend yield, low price relative to net asset value, and low valuation relative to the security's historic average.

Under normal circumstances, the Value Fund seeks to achieve its investment objective by investing in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion). In selecting stocks for the Value Fund, the Investment Adviser considers companies:


   * Which are temporarily out of favor in the market due to a decline in the overall market or other short-term adverse market conditions;
   * Whose stock prices are temporarily depressed because of one-time earnings shortfalls.

The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Value Fund and the extent to which the Value Fund's assets should be allocated thereto. This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Value Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market. For liquidity purposes or pending the investment in securities in furtherance of its investment objective, the Fund may invest up to 10% of its net assets in U.S. Government securities, repurchase agreements and high quality short-term debt and money market instruments.

The Value Fund may additionally invest in put and call options, futures contracts and options on futures contracts, and restricted or illiquid securities. The Value Fund may enter into futures contracts for the purchase or sale of stock indexes or purchase and sell options on these futures contracts. The Value Fund uses these investment strategies to hedge against changes in the values of securities the Value Fund owns or expects to purchase and not for speculation. The Value Fund will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceed 5% of the Fund's total assets. It may also lend its portfolio securities and may invest in securities of other investment companies.

The Value Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions. Under these circumstances, the Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities.

PRINCIPAL RISKS: What are the Risks of Investing in The Value Fund?
An investment in the Value Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Value Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Value Fund may be affected by, among others, the following types of risks:

   MARKET AND ECONOMIC RISK: The prices of the securities in which the Value Fund invests may fluctuate, at times dramatically, for a number of reasons, including:
      * Actual earnings that do not meet generally accepted forecasts or estimates of earnings.
      * Changes in the general interest rate environment may have a negative impact on the valuation of earnings.
      *   The market undervaluing the stocks in the Fund's portfolio.
      * Developments affecting particular issuers or a particular industry or geographic sector.
      *   A general decline in the stock market.

   In addition, social or national political changes may alter investors' future expectations of company earnings.


   HEDGING STRATEGIES: The Value Fund may also engage in various investment strategies designed to hedge against changes in market conditions using stock index futures contracts and options on stock index futures contracts. The ability of the Value Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the Value Fund will be poorer than if no such futures and options had been used. In addition, the Value Fund's ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Value Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Value Fund will experience again or loss that will not be completely offset by movements in the price of the security. The Value Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Value Fund. Use of options may also (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause the Fund to hold a security it might otherwise sell.

Additional information regarding the investment policies and restrictions of the Value Fund can be found in the SAI, which is available upon request.

IS THIS FUND RIGHT FOR YOU
The Value Fund may be appropriate for you if you seek to:
   *   A long -term investment goal;
   *   A fund that takes an active value approach to investing;
   * A fund that may compliment a more growth-oriented portion of your portfolio;

   * Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either growth or value companies, in exchange for the possibility of earning higher long-term returns.

The Value Fund may not be appropriate for you if you seek:
   *   A short -term investment goal;
   *   A more growth-oriented approach to investing in equities;
   *   Safety of principal;
   *   Regular income.


                      HOW THE FUND HAS PERFORMED
The following bar chart and table present the performance of the Value Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The Fund's performance was achieved while it was a series of other investment companies, The Willamette Funds and The Coventry Group. The Fund's performance was achieved while the portfolio was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the Investment Adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
1999    4.78%
2000   -2.21%
2001  -10.47
2002  -16.23

For the periods shown, the highest and lowest quarterly returns were 11.82% and -20.96% for the quarters ending 12-31-02 and 9-30-02, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                                  ONE YEAR            SINCE INCEPTION1
                                  --------            ---------------
Return before taxes               -21.07%                  -6.79%

Return after taxes on
Distributions                     -21.07%                  -6.96%

Return after taxes on
distributions and sale
of Fund shares                    -12.94%                  -5.26%
---------------------------------------------------------------------
Dow Jones Composite Index2        -17.88%                  -3.71%

* The Fund's year-to-date return for the period ended June 30, 2003 was 6.64%. 1 The inception date of the Value Fund is May 26, 1998.
2 The Dow Jones Composite Index is an unmanaged index and is generally representative of the price-weighted average performance of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average, and the Dow Jones Utility Average. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from May 31, 1998.
</FN.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price) .............................  5.75%
Maximum Deferred Sales Charge (Load) ................................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions .........................................  None
Redemption Fee.......................................................  None(1)
Exchange Fee.........................................................  None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees......................................................  1.00%
Distribution and/or Service Fees (12b-1 Fees) .......................  0.50%
Other Expenses.......................................................  1.63%
Total Fund Operating Expenses........................................  3.13%
Contractual Fee Waivers and Expense Reimbursements................... -0.48%(2)
                                                                       -----
Net Annual Fund Operating Expenses...................................  2.65%
------------------------------------

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
2 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Value Fund do not exceed
2.65 % until March 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.
An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE VALUE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE VALUE FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST
ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE VALUE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE VALUE FUND WOULD BE:

               YEAR           VALUE FUND
               ----           ----------
                 1               $873
                 3             $1,485
                 5             $2,121
                10             $3,816

INTEGRITY SMALL CAP GROWTH FUND
                                 FUND SUMMARY

                              INVESTMENT OBJECTIVE
The Integrity Small-Cap Growth Fund's (the "Small Cap Growth Fund") investment objective is to provide long-term capital appreciation.

PRINCIPAL STRATEGIES: How the Small Cap Growth Fund Pursues its Investment Objectives
The Small Cap Growth Fund, under normal market conditions, will invest at least 80% of its assets in equity securities of small domestic and foreign issuers. The Small Cap Growth Fund currently considers "small" issuers to be those with market capitalization values between $100 million and $3 billion at the time of investment, and companies that are in the Russell 2000 Index (without regard to their market capitalization). The Small Cap Growth Fund may continue to invest in and retain in its portfolio the stocks of companies even after their market capitalization values exceed $3 billion. The Fund may also invest in development stage companies (companies that have recently commenced operations and do not have significant revenues). The Investment Adviser will select investments it believes have potential for rapid growth in earnings or revenues due to expanded operations, new products, new technologies, new channels of distribution, revitalized management or general industry conditions. Current income will not be a factor in selecting investments for the Fund. The Small Cap Growth Fund will invest primarily in stock of U.S. issuers but it may also invest in stock of foreign issuers. The Small Cap Growth Fund may invest up to 15% of its assets in foreign securities that are not listed on a securities exchange and foreign debt securities that are not U.S. dollar-denominated. The Small Cap Growth Fund may invest in U.S. and foreign government and corporate obligations and money market instruments; under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective. The Fund has not established minimum quality standards for its investments in debt securities.

The Small Cap Growth Fund may additionally invest in put and call options, futures contracts and options on futures contracts, and restricted or illiquid securities. It may also lend its portfolio securities and may invest in securities of other investment companies.

PRINCIPAL RISKS: What are the Risks of Investing in the Fund
An investment in the Small Cap Growth Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Small Cap Growth Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Small Cap Growth Fund may be affected by, among others, the following types of risks:

   MARKET AND ECONOMIC RISK: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including:


   * Actual earnings that do not meet generally accepted forecasts or estimates of earnings.
   * Changes in the general interest rate environment may have a negative impact on the valuation of earnings.
   *   The market undervaluing the stocks in the Fund's portfolio
   * Developments affecting particular issuers or a particular industry or geographic sector.
   *   A general decline in the stock market.
   In addition, social or national political changes may alter investors' future expectations of company earnings.

   RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks. These stocks may trade less frequently and in less limited volumes than stocks of other companies. Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves. Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies. Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio's performance also will lag these investments.

   FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Small Cap Growth Fund's investments in foreign securities may be in the form of sponsored or unsponsored depositary receipts, such as American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

   HEDGING STRATEGIES: The Small Cap Growth Fund may also engage in various investment strategies designed to hedge against changes in market conditions using stock index futures contracts and options on stock index futures contracts. The Small Cap Growth Fund may enter into futures contracts for the purchase or sale of stock indexes or purchase and sell options on these futures contracts. The Small Cap Growth Fund uses these investment strategies to hedge against changes in the values of securities the Fund owns or expects to purchase and not for speculation. The Small
   Cap Growth Fund will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceed 5% of the Fund's total assets. The ability of the Small Cap Growth Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the Fund will be poorer than if no such futures and options had been used. In addition, the Small Cap Growth Fund's ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Small Cap Growth Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Fund will experience again or loss that will not be completely offset by movements in the price of the security. The Small
   Cap Growth Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Small Cap Growth Fund. Use of options may also (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause the Fund to hold a security it might otherwise sell.

   DEBT SECURITIES: The value of the Small Cap Growth Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

   LOWER RATED SECURITIES: The Small Cap Growth Fund has not established minimum quality standards for its investments in debt securities and it may invest in "junk" bonds. Securities rated BBB or Baa by S&P or Moody's may have speculative characteristics, and securities rated BB or Ba and unrated securities are subject to higher risk of non-payment of principal or interest, or both, than higher rated securities.

Additional information regarding the investment policies and restrictions of the Small Cap Growth Fund can be found in the SAI, which is available upon request.

                           IS THIS FUND RIGHT FOR YOU
The Small Cap Growth Fund may be appropriate for you if you seek:
   *   A long -term investment goal;
   * A fund that takes an active approach to investing in small cap growth companies;
   *   A fund that may compliment a large cap portion of your portfolio;
   * Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for either small cap or large cap companies, in exchange for the possibility of earning higher long-term returns.

The Small Cap Growth Fund may not be appropriate for you if you seek:
   *   A short -term investment goal;
   * Exposure to large cap companies or a more value-oriented approach to investing in equities;
   *   Safety of principal;
   *   Regular income.

                        HOW THE FUND HAS PERFORMED
The following bar chart and table present the performance of the Small Cap Growth Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The Fund's performance was achieved while it was a series of other investment companies, The Willamette Funds and The Coventry Group. The Fund's performance was achieved while the portfolio was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the Investment Adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
2000    -3.16%
2001   -12.33%
2002   -24.52%

For the periods shown, the highest and lowest quarterly returns were 12.72% and -19.88% for the quarters ending 1-30-00 and 9-30-01, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                                      ONE YEAR           SINCE INCEPTION1

Return before taxes                   -28.88%                 2.10%

Return after taxes on
Distributions                         -28.88%                 0.62%

Return after taxes on
distributions and sale
of Fund shares                        -17.73%                 1.57%
--------------------------------------------------------------------------
Russell 2000(R)Index2                 -20.48%                 0.35%

* The Fund's year-to-date return for the period ended June 30, 2003 was 11.32%. 1 The Fund's inception date is March 5, 1999.
2 The Russell 2000 Index is a widely recognized, unmanaged index of common stock prices of 2000 mid- and smaller-capitalization companies. It measures the performance of the 2,000 smallest companies in the Russell 3000 Index, representing approximately 8% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from March 31, 1999.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price) .............................  5.75%
Maximum Deferred Sales Charge (Load) ................................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions..........................................  None
Redemption Fee.......................................................  None(1)
Exchange Fee.........................................................  None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees......................................................  1.20%
Distribution and/or Service Fees (12b-1 Fees) .......................  0.50%
Other Expenses.......................................................  1.17%
Total Fund Operating Expenses........................................  2.87%
Contractual Fee Waivers and Expense Reimbursements................... -0.22%(2)
                                                                       -----
Net Annual Fund Operating Expenses...................................  2.65%
---------------------------------

1. In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
2. The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Small Cap Growth Fund do not exceed 2.65 % until March 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.


EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SMALL CAP GROWTH FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE SMALL CAP GROWTH FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE SMALL CAP GROWTH FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE SMALL CAP GROWTH FUND WOULD BE:

             YEAR           SMALL-CAP GROWTH FUND
             ----           ---------------------
               1                    $846
               3                  $1,404
               5                  $1,988
              10                  $3,559

INTEGRITY HEALTH SCIENCES FUND
                                FUND SUMMARY

                            INVESTMENT OBJECTIVE
The Integrity Health Sciences Fund's (the "Health Sciences Fund") investment objective is to provide long term growth of capital.

PRINCIPAL STRATEGIES: How the Health Sciences Fund Pursues its Objectives
The Health Sciences Fund, under normal market conditions, will invest at least 80% of its assets in equity and debt securities of U.S. and foreign health sciences companies. Health sciences companies are enterprises that commit at least 50% of their assets to, or derive at least 50% of their revenues or operating profits from, research, development, production or distribution of products or services related to health care, medicine or the life sciences (a "health sciences business"). Health sciences companies also may include a company that, in the judgement of the Investment Adviser, has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in a healthsciences business, that holds itself out to the public as being primarily engaged in a health sciences business, and a substantial percentage of the company's expenses are related to a health sciences business and these expenses exceed revenues from non-health sciences businesses.

Since the Health Sciences Fund concentrates its investments in health sciences-related industries, it may be particularly subject to investment risks associated with those industries and the companies in those industries, which are described in detail below. The Health Sciences Fund may invest in foreign securities. The Health Sciences Fund may invest in companies of any size, including development stage companies (companies that have recently commenced operations and do not have significant revenues) and small capitalization companies (market capitalization of $1.5 billion or less).

The Health Sciences Fund's investments will be principally in equity securities of health sciences companies. Equity securities include common and preferred stocks, rights and warrants, and securities exchangeable for or convertible into common stocks. The Fund may invest up to 20% of its assets in debt securities, including debt securities rated below investment grade
("junk bonds").

The Fund may invest in U.S. government obligations, money market instruments and repurchase agreements; under abnormal market conditions, the Fund may invest without limit in these securities, which may cause the Fund to fail to achieve its investment objective.

PRINCIPAL RISKS: What are the Risks of Investing in the Fund?
An investment in the Health Sciences Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Health

Sciences Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Health Sciences Fund may be affected by, among others, the following types of risks:

   MARKET AND ECONOMIC RISK: The prices of the securities in which the Fund invests may fluctuate, at times dramatically, for a number of reasons, including:
      * Actual earnings that do not meet generally accepted forecasts or estimates of earnings.
      * Changes in the general interest rate environment may have a negative impact on the valuation of earnings.
      *   The market undervaluing the stocks in the Fund's portfolio.
      * Developments affecting particular issuers or a particular industry or geographic sector.
      *   A general decline in the stock market.

   In addition, social or national political changes may alter investors' future expectations of company earnings.

   RISKS OF HEALTH SCIENCES COMPANIES: Because the Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies. The Fund's performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance. The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances. In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund's portfolio may be more susceptible to any single economic, technological, regulatory or legal occurrence than the portfolio of a diversified fund.

   RISKS OF NON-DIVERSIFICATION: The Health Sciences Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Fund's assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund's portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

   RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks. These stocks may trade less frequently and in less limited volumes than stocks of other companies. Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start-up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves. Key information about these companies may be inaccurate or unavailable, and their earnings are less predictable than more established companies. Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies stocks fall behind other types of investments- -bonds or large cap stocks, for instance--the portfolio's performance also will lag these investments.

   FOREIGN SECURITIES RISKS: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Health Sciences Fund's investments in foreign securities may include investments in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

   DEBT SECURITIES: The value of the Health Sciences Fund's investments in debt instruments will tend to fall if current interest rates increase and to rise if current interest rates decline. Moreover, the value of the Health Sciences Fund's debt instruments will generally decline if the credit rating of the issuer declines, while their value will be favorably affected by an increased credit rating. Also, an issuer whose credit rating has declined may be unable to make payments of principal and/or interest.

   LOWER RATED SECURITIES: The Health Sciences Fund has not established minimum quality standards for its investments in debt securities and it may invest in "junk" bonds. Securities rated BBB or Baa by Standard and Poor's Ratings Services or Moody's Investors Service, Inc. may have speculative characteristics, and securities rated BB or Ba and unrated securities are subject to higher risk of non-payment of principal or interest, or both, than higher rated securities.

Additional information regarding the investment policies and restrictions of the Health Sciences Fund can be found in the SAI, which is available upon request.

                          IS THIS FUND RIGHT FOR YOU
The Health Sciences Fund may be appropriate for you if you seek:
   *   A long -term investment goal;
   * A fund that takes an active approach to investing in small cap growth companies;
   *   A fund that may compliment a large cap portion of your portfolio;
   * Are willing to accept short-term fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning higher long-term returns.

The Health Sciences Fund may not be appropriate for you if you seek:
   *   A short -term investment goal;
   * Exposure to large cap companies or a more value-oriented approach to investing in equities;
   * A diversified approach to investing in the stock market that does not focus on one sector of the market;
   *   Safety of principal;
   *   Regular income.

                       HOW THE FUND HAS PERFORMED
The following bar chart and table present the performance of the Health Sciences Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The Fund's performance was achieved while it was a series of other investment companies, The Willamette Funds and The Coventry Group. The Fund's performance was achieved while the portfolio was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the Investment Adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
2001    -8.78%
2002    -32.73%

For the periods shown, the highest and lowest quarterly returns were 19.86% and -25.17% for the quarters ending 3-31-01 and 1-31-01, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                                          ONE YEAR         SINCE INCEPTION1

Return before taxes                       -36.60%               -14.33%

Return after taxes on
Distributions                             -36.60%               -14.55%

Return after taxes on
distributions and sale
of Fund shares                            -22.47%               -11.25%
--------------------------------------------------------------------------
Dow Jones World Health Care Index2        -19.18%               -10.98%
S&P 500(R)Index3                          -22.09%               -17.05%

* The Fund's year-to-date return for the period ended June 30, 2003 was 17.30%. 1 The Fund's inception date is June 19, 2000.
2 The Dow Jones World Health Care Index is an unmanaged capitalization weighted index of all the stocks in the S&P 500 Index that are involved in the business of health care related products and services. Returns shown reflect no deduction for fees, expenses or taxes. The index's inception date is July 1, 2000.
3 The S&P 500 Index is a market-value weighted index consisting of the common stocks of 500 major corporations selected by Standard & Poors(R) for their market size, liquidity and industry group representation. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from June 30, 2000.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price) .............................  5.75%
Maximum Deferred Sales Charge (Load) ................................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions .........................................  None
Redemption Fee.......................................................  None(1)
Exchange Fee.........................................................  None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees......................................................  1.20%
Distribution and/or Service Fees (12b-1 Fees) .......................  0.50%
Other Expenses.......................................................  1.31%
Total Fund Operating Expenses........................................  3.01%
Contractual Fee Waivers and Expense Reimbursements................... -0.36%(2)
                                                                       -----
Net Annual Fund Operating Expenses...................................  2.65%
-----------------------------------

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
2 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Health Sciences Fund do not exceed 2.65 % until March 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time.
An expense limitation lowers expense ratios and increases returns to investors.

EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE HEALTH SCIENCES FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE HEALTH SCIENCES FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE HEALTH SCIENCES FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE HEALTH SCIENCES FUND WOULD BE:

            YEAR               HEALTH SCIENCES FUND
              1                       $865
              3                     $1,463
              5                     $2,084
             10                     $3,746

INTEGRITY TECHNOLOGY FUND
                                 FUND SUMMARY

                            INVESTMENT OBJECTIVE
The Integrity Technology Fund's (the "Technology Fund") investment objective is to provide long term growth of capital.

POLICIES AND STRATEGIES: How the Technology Fund Pursues its Objective
The Technology Fund, under normal market conditions, will invest at least 80% of its assets in common stocks of companies that the Fund's Investment Adviser believes either have developed, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

   *   Inexpensive computing power, such as personal computers;
   *   Improved methods of communications, such as satellite transmission; and
   * Technology-related services, such as internet-related marketing services.

The prime emphasis of the Technology Fund is to identify companies that the Investment Adviser believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications and online services. Since the Technology Fund concentrates its investments in technology related industries, it may be particularly subject to investment risks associated with those industries and the companies in those industries, which are described in detail below. The Investment Adviser will select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet. The Technology Fund may invest in companies of any size, including development stage companies (companies that have recently commenced operations and do not have significant revenues) and other small capitalization companies (market capitalization of $1.5 billion or less). Up to 25% of the Technology Fund's total assets may be invested in securities of foreign issuers that are either listed on a U.S. stock exchange or are represented by American Depositary Receipts. The Technology Fund may invest in U.S. government obligations and money market instruments; under abnormal market conditions, the Technology Fund may invest without limit in these securities, which may cause the Technology Fund to fail to achieve its investment objective.


PRINCIPAL RISKS: What are the Risks of Investing in the Fund?
An investment in the Technology Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Technology Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Technology Fund may be affected by, among others, the following types of risks:

   MARKET AND ECONOMIC RISK: The prices of the securities in which the Technology Fund invests may fluctuate, at time dramatically, for a number of reasons, including:
      * Actual earnings that do not meet generally accepted forecasts or estimates of earnings.
      * Changes in the general interest rate environment may have a negative impact on the valuation of earnings.
      *   The market undervaluing the stocks in the Fund's portfolio.
      * Developments affecting particular issuers or a particular industry or geographic sector.
      *   A general decline in the stock market.

   In addition, social or national political changes may alter an investor's future expectations of company earnings.

   RISKS OF TECHNOLOGY-RELATED COMPANIES: Because the Technology Fund invests primarily in stocks of technology related companies, it is particularly susceptible to risks associated with these companies. The Fund's performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance. The products and services of technology related companies may become rapidly obsolete due to technological advances, competing technologies or price competition. In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities. Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

   RISKS OF NON-DIVERSIFICATION: The Technology Fund is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the Technology Fund's assets may be invested in the securities of a limited number of issuers that will be in the same or related economic sectors, the Fund's portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

   RISKS OF DEVELOPMENT STAGE AND SMALL CAP STOCKS: Stocks of development stage and small capitalization companies involve substantial risks. These stocks may trade less frequently and in less limited volumes than stocks of other companies. Thus, these stocks historically have experienced greater price volatility than stocks of more established and larger capitalization companies, and they may be expected to do so in the future. Moreover, start -up and other small companies may be dependent upon a small or inexperienced management group, and may have limited product lines, unproven track records or inadequate capital reserves. Key information about the company may be inaccurate or unavailable and their earnings are less predictable than more established companies. Stocks of these companies may therefore be more vulnerable to adverse business or economic events than larger, more established companies. In addition, during any period when smaller companies stocks fall behind other types of investments--bonds or large cap stocks, for instance--the portfolio's performance also will lag these investments.

   FOREIGN SECURITIES: Investments in securities of non-U.S. issuers have special risks. These risks include international economic and political developments, foreign government actions including restrictions on payments to non-domestic persons such as the Fund, less regulation, less information, currency fluctuations and interruptions in currency flow. Investments in foreign securities also entail higher costs. The Technology Fund's investments in foreign securities may be in the form of sponsored or unsponsored American Depositary Receipts. Ownership of unsponsored depositary receipts may not entitle the Fund to financial and other reports from the issuer of the underlying security, and certain costs related to the receipts that would otherwise be borne by the issuer of a sponsored depositary receipt may be passed through, in whole or in part, to holders of unsponsored receipts.

   PORTFOLIO TURNOVER: The Technology Fund may engage in short-term trading. Short-term trading refers to the practice of selling securities held for a short time, ranging from several months to less than a day. The objective of short-term trading is to take advantage of what the Investment Adviser believes are changes in a market, industry or individual company. Short-term trading increases the Technology Fund's transaction costs, which could adversely affect the Fund's performance, and could result in higher levels of taxable realized gains to shareholders.

Additional information regarding the investment policies and restrictions of the Technology Fund can be found in the SAI, which is available upon request.

                        IS THIS FUND RIGHT FOR YOU
The Technology Fund may be appropriate for you if you seek:
   *   A long -term investment goal;
   * A fund that takes an active approach to investing in developmental stage technology companies;

   *   A fund that may compliment a more diversified portion of your portfolio;
   * Are willing to accept fluctuations in the value of your portfolio, as the broader market changes its preference for market sectors, in exchange for the possibility of earning higher long-term returns.

The Technology Fund may not be appropriate for you if you seek:
   *   A short -term investment goal;
   * A diversified approach to investing in the stock market that does not focus on one sector of the stock market;
   * Exposure to large cap companies or a more value-oriented approach to investing in equities;
   *   Safety of principal;
   *   Regular income.

                           HOW THE FUND HAS PERFORMED
The following bar chart and table present the performance of the Technology Fund and provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's annual returns since inception compare with those of a broad measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements, such as qualified retirement plans.

The Fund's performance was achieved while it was a series of other investment companies, The Willamette Funds and The Coventry Group. The Fund's performance was achieved while the portfolio was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the Investment Adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
2001    -55.54%
2002    -42.94

For the periods shown, the highest and lowest quarterly returns were 39.81% and -48.35% for the quarters ending 12-31-01 and 1-31-01, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                                           ONE YEAR        SINCE INCEPTION1

Return before taxes                        -46.24%              -56.52%

Return after taxes on
Distributions                              -46.24%              -56.52%

Return after taxes on
distributions and sale
of Fund shares                             -28.39%              -36.55%
---------------------------------------------------------------------------
Merrill Lynch Technology Index2            -41.45%              -43.54%
Nasdaq-100 Index(R)3                       -37.58%              -40.41%

* The Fund's year-to-date return for the period ended June 30, 2003 was 20.36%. 1 The Fund's inception date is March 2, 2000.
2 The Merrill Lynch Technology Index is an unmanaged index generally representative of the technology sector. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from March 1, 2000.
3 The Nasdaq-100 Index is a modified capitalization weighted index that contains 100 of the largest and most active non-financial domestic and international companies listed on The Nasdaq Stock Market based on market capitalization. Returns shown reflect no deduction for fees, expenses or taxes. Index return is shown from February 29, 2000.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Technology Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price) ...........................  5.75%
Maximum Deferred Sales Charge (Load) ..............................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions .......................................  None
Redemption Fee.....................................................  None(1)
Exchange Fee.......................................................  None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees....................................................  1.20%
Distribution and/or Service Fees (12b-1 Fees) .....................  0.50%
Other Expenses.....................................................  1.63%
Total Fund Operating Expenses......................................  3.33%
Contractual Fee Waivers and Expense Reimbursements................. -0.68%(2)
                                                                     -----
Net Annual Fund Operating Expenses.................................  2.65%
------------------------------------

1 In the case of investments of $1 million or more, a 1% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).
2 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Technology Fund do not exceed
2.65 % until March 31, 2006. After such date, the expense limitation may be terminated or revised. Amounts waived or reimbursed in a particular fiscal year may be recouped by the Investment Adviser within three years of the waiver or reimbursement to the extent that recoupment will not cause operating expenses to exceed any expense limitation in place at that time. An expense limitation lowers expense ratios and increases returns to investors.


EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE TECHNOLOGY FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE TECHNOLOGY FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE TECHNOLOGY FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE TECHNOLOGY FUND WOULD BE:

           YEAR            TECHNOLOGY FUND
           ----            ---------------
             1                   $924
             3                 $1,636
             5                 $2,367
            10                 $4,281

MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER
Subject to the direction of The Integrity Funds' Board of Trustees, Integrity Money Management, Inc., (the "Investment Adviser," formerly known as ND Money Management, Inc.) has been retained by each Fund under a Management and Investment Advisory Agreement (each an "Agreement") to act as each Fund's investment adviser, subject to the authority of the Board of Trustees. The Investment Adviser is a wholly-owned subsidiary of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) a venture capital corporation organized under the laws of North Dakota on September 22, 1987. The address of the Investment Adviser is 1 Main Street North, Minot, North Dakota 58703.

The Investment Adviser and it's affiliates have been advising mutual funds since 1989 and currently have assets under management of approximately $360 million. The Investment Adviser is responsible for selecting and ongoing monitoring of the securities in each Fund's portfolio, performing certain evaluations of the Funds' portfolio securities, managing the Funds' business affairs and providing certain administrative services, office space, equipment and clerical services for managing the Funds' investments and effecting their portfolio transactions. The Investment Adviser also pays the salaries and fees of all officers and trustees of the Funds who are affiliated persons of the Investment Adviser.

The Investment Adviser will supply investment research and portfolio management, including the selection of securities for each Fund to purchase, hold or sell, and the selection of brokers through whom a Fund's portfolio transactions are executed. The Investment Adviser also administers the business affairs of each Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of a Fund if duly elected to such positions.

The Funds pay to the Investment Adviser a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of the Equity Fund, Income Fund, and Value Fund and 1.20% of the value of the average daily assets of the Small Cap Fund, Health Sciences Fund, and Technology Fund. The Funds pay other expenses related to their daily operations, such as custodian fees, trustees' fees, administrative fees, fund accounting fees, transfer agency fees, and legal and auditing costs, which are subject to reimbursement at the discretion of the Investment Adviser. The Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of the applicable Funds. More information about the Management and Investment Advisory Agreement and other expenses paid by the Funds is included in the SAI, which also contains information about brokerage policies and practices.

Mr. F. Martin Koenig is the portfolio manager of the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund and has responsibility for the day-to-day management of those portfolios. Mr. Koenig has significant prior expertise managing portfolios with investment strategies similar to these funds. Prior to joining Integrity in 2003, from 1989 until 2002 Mr. Koenig was Chairman, CEO and CIO of Koenig Advisors, a federally registered investment adviser where he managed separate accounts and hedge funds for high net worth investors. Mr. Koenig has been managing assets since 1968 with several firms including Chase Manhattan Bank, AIG Global Investors, Mitsubishi Bank Trust Co. of New York and EB Advisors, Inc.


                         INVESTMENT SUB-ADVISER
Ancora Advisers, LLC ("Ancora") is the investment sub-adviser for the Equity and Income Funds. Ancora is located at One Chagrin Highlands, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122 and is organized and exists under the laws of the State of Nevada and is registered pursuant to the Investment Advisers Act of 1940.

Prior to serving as a sub-adviser for the Equity and Income Funds, Ancora only served high net worth individuals, pension and profit sharing plans and charitable organizations. Ancora is majority owned and controlled by Richard
A. Barone, its President. Mr. Barone is currently the sole employee of Ancora. The Investment Adviser has chosen to engage Ancora's services as Sub-Adviser to the Funds because of Mr. Barone's extensive prior expertise and performance in advising other funds with investment objectives similar to those of the Equity and Income Funds. Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has sole responsibility for the day-to-day management of the Funds' portfolios. In addition, Ancora is responsible for maintaining the transaction and compliance related records of the Equity and Income Funds. Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds) (2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

                             MANAGER OF MANAGERS
The Integrity Funds intend to apply to the SEC for an order permitting the Funds to be managed under a "manager of managers" structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust's Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the "manager of managers" structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds' Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. There is no guarantee that the Trust will obtain this order from the SEC.

The SAI has more detailed information about the Integrity Funds' service providers.

                          YOUR FUND ACCOUNT
                       THE FUNDS' SHARE PRICE

Determination of Net Asset Value
Each Fund calculates it net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Standard
Time) on each day the NYSE is open for trading. The NYSE is open Monday through Friday, except on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If portfolio investments of a Fund are traded in markets on days when the NYSE is not open, a Fund's NAV may fluctuate on days when investors cannot purchase or redeem shares.

Each Fund's NAV is generally based upon the market value of securities held in the Fund's portfolio by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. If market prices are not readily available, the fair value of securities is determined using procedures approved by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by the Investment Adviser under procedures approved by the Board of Trustees. In such a case, the Fund's net asset value will be subject to the judgment of the Investment Adviser rather than being determined by the market.

                           CLASS A SHARES
You can buy Class A shares at the public offering price, which is the NAV plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described below. The up-front sales charge also does not apply to Class A shares acquired through reinvestment of dividends and capital gains distributions. The up-front Class A sales charge and the commissions paid to dealers are as follows:

        THE EQUITY FUND, VALUE FUND, SMALL CAP GROWTH FUND,
             HEALTH SCIENCES FUND AND TECHNOLOGY FUND

                                                                                                       Authorized Dealer
                                      Sales Charge as % of          Sales Charge as % of Net           Commission as % of
      Amount of Purchase             Public Offering Price               Amount Invested              Public Offering Price
-----------------------------------------------------------------------------------------------------------------------------
Less than $50,000                            5.75%                            6.10%                              5.00%
-----------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000               5.00%                            5.26%                              4.25%
-----------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000              4.00%                            4.17%                              3.60%
-----------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000              3.00%                            3.09%                              2.70%
-----------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $750,000              2.50%                            2.56%                              2.25%
-----------------------------------------------------------------------------------------------------------------------------
$750,000 but less than $1,000,000            1.25%                            1.27%                              1.10%
-----------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                          0.00%                            0.00%                              0.00%
-----------------------------------------------------------------------------------------------------------------------------

In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

                                THE INCOME FUND

                                                                                                       Authorized Dealer
                                      Sales Charge as % of          Sales Charge as % of Net           Commission as % of
       Amount of Purchase            Public Offering Price               Amount Invested              Public Offering Price
-----------------------------------------------------------------------------------------------------------------------------
Less than $50,000                            4.25%                            4.44%                              3.60%
-----------------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000               3.75%                            3.90%                              3.15%
-----------------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000              3.25%                            3.36%                              2.75%
-----------------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000              2.50%                            2.56%                              2.00%
-----------------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000            1.50%                            1.52%                              1.40%
-----------------------------------------------------------------------------------------------------------------------------
$1,000,000 and over                          0.75%                            0.76%                              0.70%
-----------------------------------------------------------------------------------------------------------------------------

                HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares:

                CLASS A SALES CHARGE REDUCTIONS

Reduced sales charges are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

LETTER OF INTENT: You inform the Funds in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

RIGHTS OF ACCUMULATION: When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

COMBINATION PRIVILEGE: Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

                  CLASS A SALES CHARGE WAIVERS
The Funds may sell Class A shares without an up-front sales charge to:

      * trustees, directors, officers, employees (including retirees) of the Funds, Integrity Mutual Funds, Integrity Fund Distributors, Inc., Integrity Money Management, Inc., and ND Capital Inc., for themselves or certain members of their family; trusts, pension, profit-sharing or other plans for the benefit of directors, officers, employees (including retirees) of the funds, Integrity Mutual Funds, Integrity Money Management, Inc., Integrity Fund Distributors, Inc., Integrity Money Management and ND Capital and certain members of their families;

      * authorized broker-dealers and financial institutions and certain employees (including their spouses and children) of such dealers and institutions;

      * any broker-dealer, financial institution or other qualified firm which does not receive commissions for selling shares to its clients; and

      * purchases using documented redemptions from unrelated funds in which you have paid a sales load and provided notice to the Funds that your investment qualifies for a purchase at NAV.

Please refer to the Statement of Additional Information for detailed program descriptions and eligibility requirements. Additional information is available by calling (800)276-1262. Your financial adviser can also help you prepare any necessary application forms. You or your financial adviser must notify the Funds at the time of each purchase if you are eligible for any of these programs. The Funds may modify or discontinue these programs at any time.

                      DISTRIBUTION AND SERVICE PLAN (12B-1)
Each Fund has also adopted a distribution and service plan under Rule 12b-1 under the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its shares and for services provided to shareholders. Each of the Equity Fund,

Value Fund, Small Cap Growth Fund, Health Sciences Fund and the Technology Fund may pay annual fees equal to 0.50%, and the Income Fund may pay annual fees equal to 0.25% of the average daily net assets attributable to its Class A shares to compensate the Fund's distributor and your financial adviser for providing ongoing service to you. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


                               HOW TO BUY SHARES
Fund shares may be purchased on any business day, which is any day the NYSE is open for business. Each Fund will process purchase and redemption orders that it receives in proper form prior to the close of regular trading on a day in which the NYSE is open at the NAV determined on that day. It will process purchase and redemption orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading. If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the NYSE for you to receive that day's NAV.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor. If you do not have a dealer, call (800) 276-1262 and the Distributor can refer you to one. If you place your order through a dealer prior to the close of trading of the NYSE and the Fund receives such order prior to the close of business of the Fund (normally 6:00 p.m. Eastern Time), you will receive that day's NAV. Dealers are obligated to transmit orders promptly. See "The Funds' Share Price" for a discussion of how shares are priced.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus. Such dealers or agents may place a telephone order with the distributor for the purchase of shares. It is the broker's or dealer's responsibility to promptly forward payment and the purchase application to the transfer agent for the investor to receive the next determined NAV. Checks should be made payable to the applicable fund. The Funds' transfer agent will charge a $15.00 fee against a shareholder's account for any payment returned for any reason. The shareholder will also be responsible for any losses suffered by the Fund as a result.

                  MINIMUM INVESTMENTS AND SHARE PRICE
You may open an account with $1,000 ($100 for the Monthomatic Investment Plan, as explained below) and make additional investments at any time with as little as $50. The Funds may change these minimum initial investments at any time.

                            SPECIAL SERVICES
To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

            SYSTEMATIC INVESTING - THE MONTHOMATIC INVESTMENT PLAN
Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call Integrity Fund Services at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to draw either checks or debits on your bank account. Such accounts must have check or draft writing privileges. You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services, the funds' transfer agent, at P.O. Box 759, Minot, ND 58702. The termination will become effective within 7 days after the transfer agent has received the request. The Funds may terminate or modify this privilege at any time and may immediately terminate a shareholder's monthomatic plan if any item is unpaid by the shareholder's financial institution. There is no charge for this plan.

                      REINSTATEMENT PRIVILEGE
If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional sales charges. You may only reinvest in the same share class you redeemed. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the Fund. The Funds may modify or terminate this privilege at any time. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege. The Fund must be notified that investment is a reinstatement.

                                HOW TO SELL SHARES
You may sell (redeem) your shares on any day the NYSE is open. You will receive the NAV next determined after the Funds have received your properly completed redemption request as described below. Redemption of shares not subject to a sales charge may be assessed a redemption fee.

You can sell your shares at any time by sending a written request to the appropriate Fund, c/o Integrity Fund Services, P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such dealers or agents may place a fax, telephone or mail in order to Integrity Fund Distributors for the sale of shares. It is the broker's or dealer's responsibility to promptly forward the redemption requests to the transfer agent for shares being redeemed to receive the next determined NAV.

To properly complete your redemption request, your request must include the following information:

      *   The Fund's name;
      *   Your name and account number;
      *   The dollar or share amount you wish to redeem;
      *   The signature of each owner exactly as it appears on the account;
      * The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
      * The address where you want your redemption proceeds sent (if other than the address of record);
      * Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and
      *   Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to 15 days from the date of purchase. Guaranteed signatures are required if you are redeeming more than $100,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address. Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm. A notary public cannot provide a signature guarantee.

You should note that the Funds reserve the right to liquidate your account upon 60 days' written notice if the value of your account falls below $1,000 for any reason other than a fluctuation in the market value of the fund shares. The Funds also reserve the right to redeem in-kind (that is to pay redemption proceeds in cash and portfolio securities, or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

A Fund may also suspend the right of redemption under the following unusual circumstances:

      * For any period during which the NYSE is closed, other than for customary weekend and holiday closings;
      * When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC, exists making disposal of that Fund's investments or determination of its net asset value not reasonably practicable; or
      *   For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the net asset value per share next determined after the termination of the suspension.

                          SYSTEMATIC WITHDRAWAL
If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable redemption fee. You may elect to receive payments monthly, quarterly, semiannually or annually. If payments exceed reinvested dividends and distributions, an investor's shares will be reduced and eventually depleted. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in this plan. You may terminate participation in the program at any time. The Funds may terminate or modify this program at any time.

Reinvestment Options
The Funds automatically reinvest your dividends in additional Fund shares at net asset value unless you request otherwise.

You may request to have your dividends and capital gains paid to you in the following ways:
      * income dividends and capital gain dividends reinvested in additional Fund shares;
      * income dividends in cash and capital gain dividends reinvested in additional Fund shares; or
      *   income and capital gain dividends in cash.
      * ACH to DDA or savings account with same names as account registration.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the transfer agent receives the request. The Funds will send a check to investors selecting to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). For further information, contact Integrity Fund Services at (800) 601-5593.

              BUYING OR SELLING SHARES CLOSE TO A RECORD DATE
Buying Fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

                          EXCHANGING SHARES
Shareholders may exchange Fund shares for shares of the same class in another Fund. All exchanges are made at the relative NAVs of the relevant Funds on the date of the exchange. When exchanging from a Fund with a lower initial sales charge than the Fund into which you are exchanging, you will be required to pay an initial sales charge equal to the difference between the sales charge initially paid on the investment and the sales charge payable on a comparable initial investment in the Fund into which you exchange. For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss followed by a purchase of shares of the Fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange option discussed above is available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form. The exchange privilege may be changed or discontinued at any time by the Funds upon 60 days' notice to shareholders.

        DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

                      DIVIDENDS AND DISTRIBUTIONS
The Income Fund declares net investment income as dividends daily and payable monthly. The Equity Fund, Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund distribute substantially all of their net investment income and substantially all of their capital gain annually prior to the close of the fiscal year in which the gains are earned.

                                 TAXES
The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. Each Fund intends to be treated each year as a "Regulated Investment Company" for federal income tax purposes. A Regulated Investment Company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90% of its investment company taxable income to them within applicable time periods.

Each Fund intends on making distributions to shareholders that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption of shares in either Fund

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:


      *   Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
      *   Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.
      * A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
      * Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
      * Distributions of long-term gains from sales by the funds before May 6, 2003 will be taxed at the maximum rate of 20%.

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the initial Fund's shares and any gain on the transaction may be subject to federal income tax.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a non-resident alien.

The Investment Adviser will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations of the shareholders.

                             BACKUP WITHHOLDING
As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS
These financial highlights tables are intended to help you understand each indicated Fund's financial performance for the period of each such Fund's investment operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each such Fund (assuming reinvestment of all dividends and distributions). The financial highlights tables for the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund reflect the financial performance of predecessor series of The Willamette Funds, a separate registered investment company, prior to the reorganization of these series into The Integrity Funds on September 19, 2003. The information in these tables with respect to the Value Fund, Small Cap Growth Fund, Health Sciences Fund and Technology Fund has been audited by Ernst & Young LLP, whose report, along with these Funds' financial statements, are included in The Willamette Funds' annual report, which is available upon request. The financial highlights table for the Equity Fund and Income Fund has been derived from financial statements that have not been audited.



INTEGRITY EQUITY FUND
                                                        For The Period Since
                                                       Inception (06/16/03) to
                                                           June 30, 2003
                                                             (Unaudited)
                                                       ------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................       $   15.79
                                                       ------------------------

INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .....................       $     .00
     Net realized and unrealized gain (loss)
     on investment transactions........................            (.44)
                                                       ------------------------
         Total Income (Loss) From Investment
         Operations....................................       $    (.44)
                                                       ------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income..............       $     .00
     Distributions from net realized gains............              .00
                                                      -------------------------
         Total Distributions..........................        $     .00
                                                      -------------------------
NET ASSET VALUE, END OF PERIOD........................        $   15.35
                                                      =========================
Total Return..........................................            (2.79%)(C)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ........        $    1
     Ratio of net expenses (after expense
     assumption) to average net assets................             1.76%(A)(B)
     Ratio of net investment income to
     average net assets...............................             0.02%(B)
     Portfolio turnover rate..........................            15.47%

(A) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/ waived expenses of $0.24. If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.38%.
(B)  Ratio is annualized.
(C)  Not annualized.

INTEGRITY INCOME FUND
                                                        For the Period since
                                                      Inception (June 16, 2003)
                                                        thru June 30, 2003
                                                            (Unaudited)
                                                      --------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................       $    14.47
                                                      --------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income............................       $      .02
     Net realized and unrealized gain (loss) on
     investment transactions..........................             (.10)
                                                      --------------------------
         Total Income (Loss) From
         Investment Operations........................       $     (.08)
                                                      --------------------------
LESS DISTRIBUTIONS:
     Dividends from net investment income.............       $     (.02)
     Distributions from net realized gains............              .00
                                                      --------------------------
         Total Distributions..........................       $     (.02)
                                                      --------------------------
NET ASSET VALUE, END OF PERIOD........................       $    14.37
                                                      ==========================
Total Return..........................................            (0.59%)(C)


RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (in thousands) ........       $     1
     Ratio of net expenses (after expense
     assumption) to average net assets................             1.68%(A)(B)
     Ratio of net investment income to
     average net assets...............................             2.71%(B)
     Portfolio turnover rate..........................             5.39%

(A) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $1.84. If the expenses had not been assumed/ waived, the annualized ratio of total expenses to average net assets would have been 6.43%.
(B)  Ratio is annualized.
(C)  Not Annualized.

INTEGRITY VALUE FUND

                                                                                                        PERIOD ENDED
                                                                      YEAR ENDED MARCH 31,                 MARCH 31,
                                                              2003       2002       2001        2000        1999 (A)
                                                            ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  9.28    $  9.12    $  9.65     $ 10.11     $ 10.00
                                                            ----------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment income (loss) ............................    (0.05)     (0.07)     (0.02)       0.01         -
   Net realized/unrealized gains (losses) on
   investment transactions .................................    (2.41)      0.23      (0.49)      (0.10)       0.11
                                                            ----------------------------------------------------------
      Total from investment activities .....................    (2.46)      0.16      (0.51)      (0.09)       0.11
                                                            ----------------------------------------------------------
DISTRIBUTIONS
   Tax return of capital ...................................      -          -        (0.01)        -           -
   In excess of net investment income.......................      -          -          -         (0.01)        -
   Net realized gains on investment transactions............      -          -        (0.01)      (0.36)        -
                                                            ----------------------------------------------------------
      Total distributions ..................................      -          -        (0.02)      (0.37)        -
                                                            ----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................  $  6.82    $  9.28    $  9.12     $  9.65     $ 10.11
                                                            ==========================================================
Total Return (excludes sales charge) .......................   (26.51)%     1.75%     (5.23)%     (0.98)%      1.11%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's) .......................  $ 8,562    $ 11,826   $ 12,879    $ 15,872    $ 14,965
   Ratio of net expenses to average net assets .............     3.64%      3.13%      2.90%       2.75%       2.90%(c)
   Ratio of net investment income (loss)
      to average net assets ................................    (0.63)%    (0.71)%    (0.22)%      0.03%       0.02%(c)
   Ratio of gross expenses to average
      net assets*...........................................     3.64%      3.13%      2.90%       3.02%       3.20%(c)
   Portfolio turnover ......................................    45.09%     30.41%     66.29%      79.63%       0.39%

* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period May 26, 1998 (commencement of operations) through March 31, 1999.
(b) Not Annualized.
(c) Annualized.

INTEGRITY SMALL CAP GROWTH FUND

                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED MARCH 31,                  MARCH 31,
                                                               2003            2002           2001           2000 (A)
                                                            ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $ 12.54         $ 12.93        $ 19.94        $ 10.00
                                                            ----------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment loss .....................................    (0.29)          (0.26)         (0.28)         (0.25)
   Net realized/unrealized gains (losses)
   on investment transactions ..............................    (3.31)           0.73          (4.82)         10.38
                                                            ----------------------------------------------------------
      Total from investment activities ....................     (3.60)           0.47          (5.10)         10.13
                                                            ----------------------------------------------------------
DISTRIBUTIONS
   Net realized gains on investment transactions ...........      -             (0.86)         (1.91)         (0.19)
                                                            ----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................  $  8.94         $ 12.54        $ 12.93        $ 19.94
                                                            ==========================================================
Total Return (excludes sales charge)                           (28.71)%          4.02%        (26.77)%       101.67%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's) .......................  $ 19,099        $ 31,528       $ 30,011       $ 38,634
   Ratio of net expenses to average net assets .............     3.13%           2.64%          2.58%          2.82%(c)
   Ratio of net investment loss to average net assets ......    (2.67)%         (2.09)%        (1.85)%        (2.26)%(c)
   Ratio of gross expenses to average net assets* ..........     3.33%           2.84%          2.58%          2.93%(c)
   Portfolio turnover ......................................    27.74%          52.13%         45.13%         55.15%

* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period April 5, 1999 (commencement of operations) through
    March 31, 2000.
(b) Not Annualized.
(c) Annualized.

INTEGRITY HEALTH SCIENCES FUND

                                                                                                       PERIOD ENDED
                                                                   YEAR ENDED MARCH 31,                  MARCH 31,
                                                               2003                    2002               2001 (A)
                                                            ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  9.28                  $  8.71               $ 10.00
                                                            ---------------------------------------------------------
INVESTMENT ACTIVITIES
   Net investment loss .....................................    (0.26)                   (0.24)                (0.18)
   Net realized/unrealized gains (losses) on
   investments and foreign currency transactions ...........    (1.73)                    0.94                 (1.07)
                                                            ---------------------------------------------------------
      Total from investment activities .....................    (1.99)                    0.70                 (1.25)
                                                            ---------------------------------------------------------
Distributions
   Net realized gains on investments and foreign
   currency transactions....................................      -                      (0.13)                (0.04)
                                                            ---------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................  $  7.29                  $  9.28               $  8.71
                                                            =========================================================
Total Return (excludes sales charge) .......................   (21.44)%                   7.94%               (12.58%)(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's) .......................  $14,343                  $22,255               $20,712
   Ratio of net expenses to average net assets .............     3.46%                    2.85%                 2.90%(c)
   Ratio of net investment loss to average net assets ......    (3.17)%                  (2.46)%               (2.30%)(c)
   Ratio of gross expenses to average net assets* ..........     3.66%                    3.05%                 2.93%(c)
   Portfolio turnover ......................................    34.28%                   68.38%                52.37%

* During the period, certain fees were voluntarily waived. If such voluntary fee waivers had not occurred, the ratio would have been as indicated.
(a) For the period June 19, 2000 (commencement of operations) through March 31, 2001.
(b) Not Annualized.
(c) Annualized.

INTEGRITY TECHNOLOGY FUND

                                                                                                          PERIOD ENDED
                                                                      YEAR ENDED MARCH 31,                  MARCH 31,
                                                               2003            2002           2001           2000 (A)
                                                            ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......................  $  8.00          $ 10.22        $ 44.75        $ 50.00

INVESTMENT ACTIVITIES
   Net investment loss .....................................    (0.21)           (0.22)         (0.56)         (0.05)
   Net realized/unrealized losses
   on investment transactions ..............................    (3.08)           (2.00)        (33.95)         (5.20)
                                                            ---------------------------------------------------------
      Total from investment activities                          (3.29)           (2.22)        (34.51)         (5.25)
                                                            ---------------------------------------------------------
DISTRIBUTIONS
   In excess of net realized gains on
   investment transactions .................................      -                -            (0.02)           -
                                                            --------------------------------------------------------
NET ASSET VALUE, END OF PERIOD .............................  $  4.71          $  8.00        $ 10.22        $ 44.75
                                                            ========================================================
Total Return (excludes sales charge) .......................   (41.13)%         (21.72)%       (77.19)%       (10.50)%(b)

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's) .......................  $9,447           $16,763        $12,671        $32,719
   Ratio of net expenses to average net assets .............     4.12%            3.26%          2.84%          2.77% (c)
   Ratio of net investment loss to average net assets ......    (3.93)%          (3.01)%        (2.48)%        (1.51%)(c)
   Ratio of gross expenses to average net assets* ..........     4.62%            3.68%          2.84%          2.97%(c)
   Portfolio turnover ......................................   116.42%          360.05%        199.34%         11.14%

* During the period, certain fees were voluntarily waived and certain expenses were reimbursed. If such voluntary fee waivers/reimbursements had not occurred, the ratio would have been as indicated.
** Adjusted for 1:5 reverse split on April 13, 2001
(a) For the period March 2, 2000 (commencement of operations) through March 31, 2000.
(b) Not Annualized.
(c) Annualized.

                           ADDITIONAL INFORMATION
To learn more about the Funds you may want to read the Funds' Statement of Additional Information, or SAI, which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds' investments by reading the Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year.

The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling
(800) 276-1262.

Prospective investors and shareholders who have questions about the Funds may write to:

       Integrity Fund Distributors and or Integrity Money Management at
                  1 Main Street North, Minot, ND 58703
                          or call (800) 276-1262

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about the Funds are also available for free on the EDGAR Database on the Securities and Exchange Commission's Internet Site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by e-mail: publicinfo@sec.gov, or by writing to:

                        Public Reference Section
                   Securities and Exchange Commission
                       Washington, D.C.  20549-0102

Please refer to the Funds Investment Company Act File No. 811-7322 when seeking information about the Funds from the Securities and Exchange Commission.

                        INTEGRITY EQUITY FUND
                        INTEGRITY INCOME FUND
                         INTEGRITY VALUE FUND
                   INTEGRITY SMALL CAP GROWTH FUND
                   INTEGRITY HEALTH SCIENCES FUND
                      INTEGRITY TECHNOLOGY FUND

                   ------------------------------

        North Main * Minot, North Dakota 58703 * (701) 852-5292
                P.O. Box 759 * Minot, North Dakota 58702
            (800) 276-1262 * Marketing * Fax (701) 838-4902
          (800) 601-5593 * Transfer Agent * Fax (701) 852-2548

                         INVESTMENT ADVISER
                 Integrity Money Management, Inc.
                           1 North Main
                          Minot, ND 58703

                      PRINCIPAL UNDERWRITER
                 Integrity Funds Distributor, Inc.
                          1 North Main
                         Minot, ND 58703

                           CUSTODIAN
                 Wells Fargo Bank Minnesota, NA
                 Institutional Trust & Custody
                        MAC# N9310 060
                  801 Nicollet Mall, Suite 700
                     Minneapolis, MN 55479

                          TRANSFER AGENT
                  Integrity Fund Services, Inc.
                  1 North Main, Minot, ND 58703
                  P.O. Box 759, Minot, ND 58702

                      INDEPENDENT ACCOUNTANT
                    Brady, Martz & Associates, P.C.
                      24 West Central Avenue
                         Minot, ND 58701

[THE INTEGRITY FUND LOGO]
PROSPECTUS
                                                             September 19, 2003


                           THE INTEGRITY FUNDS
                             CLASS N SHARES

The Integrity Funds are:

Integrity Equity Fund
Integrity Income Fund

Please read this Prospectus and keep it for future reference. It contains important information, including information on how each Fund invests and the services that each Fund offers to shareholders.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.







                          The Integrity Funds
                          1 Main Street North
                            Minot, ND 58703
                            (800) 276-1262

TABLE OF CONTENTS
                                                                       PAGE
The Integrity Equity Fund............................................   3
   Fund Summary .....................................................   3
   How the Fund Has Performed........................................   8
   What Are the Fund's Expenses? ....................................   9
The Integrity Income Fund............................................  10
   Fund Summary .....................................................  10
   How the Fund Has Performed........................................  14
   What Are the Fund's Expenses? ....................................  15
Management of The Funds..............................................  16
Your Fund Account....................................................  18
The Funds' Share Price...............................................  18
How to Buy Shares....................................................  18
How to Sell Shares...................................................  20
Dividends, Distributions and Tax Information on Your Shares..........  23
Financial Highlights.................................................  26
Additional Information...............................................  28
Privacy Policy ......................................................  31

NO PERSON HAS BEEN AUTHORIZED IN CONNECTION WITH THE OFFERING MADE HEREBY TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY IN ANY JURISDICTION IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

YOUR INVESTMENT IN THE FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENTAL AGENCY. THE VALUE OF AN INVESTMENT IN THE FUNDS WILL GO UP AND DOWN, WHICH MEANS INVESTORS COULD LOSE MONEY.

INTEGRITY EQUITY FUND
                              FUND SUMMARY

                           INVESTMENT OBJECTIVE
The Integrity Equity Fund (the "Equity Fund") seeks long-term growth of asset value through capital appreciation and dividend income.

PRINCIPAL STRATEGIES: How the Fund Pursues its Objective
Under normal market conditions, the Equity Fund invests at least 80% of its total assets in a diversified portfolio of common and preferred stocks, convertible securities, and warrants of U.S. companies with mid- to large-sized market capitalizations (generally in excess of $1 billion).

Integrity Money Management, Inc. (the "Investment Adviser") utilizes a blended approach to investing in order to create a portfolio of "growth" and "value" securities. The Investment Adviser selects "growth" securities based on its analysis of an issuer's earnings and dividends prospects, cash flows, the strength of management and other market factors, which may affect the issuer's competitive position. The Investment Adviser may also seek to identify issues that may generate dividend income. In selecting growth stocks for the Equity Fund, the Investment Adviser considers companies that demonstrate:
Above-average earnings;

   *   A strong franchise;
   *   Strong and steady cash flows and a recurring revenue stream;
   * A solid competitive position within an industry with barriers to the entry of new competitors and the potential for high profit margins;
   *   Strong management teams with clearly defined strategies; and
   * New products or services that may serve as catalysts to accelerated growth.

In selecting "value" securities, the Investment Adviser seeks to identify issuers with lower profit to expense, price to earnings, and price to book ratios than the overall market or which have temporarily fallen out of favor with the investing community due to a decline in the overall market or other short-term adverse market conditions.

In general, the Equity Fund will not invest in securities that have, in the judgment of the Investment Adviser, a high level of debt as a percentage of their total market capitalization.

The Equity Fund is a diversified mutual fund which invests in the market sectors represented in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(r) Index"). The Investment Adviser generally utilizes a top-down approach in order to determine which market sectors offer the best investment opportunities for the Equity Fund and the extent to which the Equity Fund's assets should be allocated thereto. This approach involves an analysis of general economic factors such as interest rates, the rate of inflation, and the competitive environment within market sectors.

The Equity Fund may invest in American Depositary Receipts for foreign companies that are traded on a U.S. securities exchange or on the NASDAQ stock market. For liquidity purposes or pending the investment in securities in furtherance of its investment objective, the Fund may invest up to 10% of its net assets in U.S. Government securities, repurchase agreements and high quality short-term debt and money market instruments. The Equity Fund also may invest in put and call options, futures contracts and options on futures contracts for hedging purposes. The Equity Fund may enter into futures contracts for the purchase or sale of stock indexes or purchase and sell options on these futures contracts. The Equity Fund uses these investment strategies to hedge against changes in the values of securities the Equity Fund owns or expects to purchase and not for speculation. The Equity Fund will not enter into such transactions if the sum of the initial margin deposits and premiums paid for unexpired options exceed 5% of the Fund's total assets.

The Equity Fund may also, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in order to respond to adverse market, economic, political or other unfavorable conditions. Under these circumstances, the Equity Fund may invest a substantial portion of its assets in high quality, short-term interest bearing debt securities and money market instruments. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, repurchase agreements, bankers' acceptances, and U.S. Government securities. Although the Equity Fund would do this only in seeking to avoid losses, the Equity Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

The Equity Fund may also invest its assets in other securities or engage in different investment practices, which are not part of its principal investment strategies.

PRINCIPAL RISKS: What are the Risks of Investing in the Fund?
An investment in the Equity Fund is subject to investment risks, and you can lose money on your investment. There is no guarantee that the Equity Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Equity Fund may be affected by, among others, the following types of risks:

   MARKET AND ECONOMIC RISK: The prices of the securities in which the Equity Fund invests may fluctuate, at times dramatically, for a number of reasons, including:

      * Actual earnings that do not meet generally accepted forecasts or estimates of earnings.
      * Changes in the general interest rate environment may have a negative impact on the evaluation of earnings.
      *   The market undervaluing the stocks in the Fund's portfolio.
      * Developments affecting particular issuers or a particular industry or geographic sector.
      *   A general decline in the stock market.

   In addition, social or national political changes may alter investors' future expectations of company earnings.

   VOLATILITY RISK: The Equity Fund may exhibit more share price volatility than its benchmark index, the S&P 500(r) Index, a widely recognized, unmanaged index of 500 stock prices. The volatility is partly a function of the size of the Equity Fund and the fact that the portfolio of the Equity Fund is less diversified than the S&P 500(r) Index, as there are substantially less than 500 issues in the portfolio of the Equity Fund at any one time. Additionally, the Investment Adviser may select companies whose anticipated earnings growth rate is greater than the current price-to-earnings ratio. In the event of an earnings shortfall, these companies' share price performances and dividends tend to react with substantial downward risk exposure.

   RISKS OF MID-SIZED COMPANIES: The Equity Fund may invest in companies with mid market capitalization. Market capitalization refers to the total market value of the outstanding stock of a company. Mid cap companies generally have a market capitalization between $1 billion and $7 billion. Investing in such companies may involve more risk than is usually associated with investing in larger, more established companies. Mid cap companies and the industries in which they are involved generally are still maturing and may be more sensitive to changing market conditions than larger companies in more established industries. Mid cap companies often have limited product lines, markets, financial resources and less experienced management. Mid cap companies are often traded in the over-the-counter market, and the low market liquidity of these securities may have an adverse effect on the ability of the Fund to sell certain securities at favorable prices. Such securities usually trade in lower volumes and are subject to greater and more unpredictable price fluctuations than larger cap securities or the stock market in general. This also may impede the Fund's ability to obtain market quotations based on actual trades in order to value the Fund's securities. Mid cap securities may have returns that can vary, occasionally significantly, from the market in general. In addition, mid cap companies may not pay a dividend. Although income is not a primary goal of the Fund, dividends can cushion returns in a falling market.

   GROWTH SECURITIES: While potentially offering greater or more rapid capital appreciation potential than value securities, investments in growth securities may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.


   VALUE SECURITIES: Investments in value securities are subject to the risk that their intrinsic values may never be realized by the market, or that their prices may go down. While the Equity Fund's investments in value securities may limit downside risk over time, they, as a trade-off, produce more modest gains than riskier stock investments.


   HEDGING STRATEGIES: The Equity Fund may also engage in various investment strategies designed to hedge against changes in market conditions using stock index futures contracts and options on stock index futures contracts. The ability of the Equity Fund to benefit from options and futures is largely dependent on the Investment Adviser's ability to use these strategies successfully. If the Investment Adviser's judgment about the general direction of markets is wrong, the overall performance of the Fund will be poorer than if no such futures and options had been used. In addition, the Equity Fund's ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Equity Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Fund. Use of options may also (i) result in losses to the Equity Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Equity Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause the Equity Fund to hold a security it might otherwise sell.

PORTFOLIO TURNOVER. The frequency of the Equity Fund's portfolio transactions will vary from year to year. Increased portfolio turnover may result in higher brokerage commissions, dealer mark-ups and other transaction costs and may increase the amount of tax an investor pays on the Equity Fund's return.

Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. The Investment Adviser expects that the annual portfolio turnover rate for the Equity Fund will be approximately 40%.

Additional information regarding the investment policies and restrictions of the Equity Fund is available in the Integrity Funds' Statement of Additional Information ("SAI") which is available upon request from the Integrity Funds.

                       IS THIS FUND RIGHT FOR YOU?
The Equity Fund may be appropriate for you if you:
   *   Are pursuing a long-term investment goal;
   *   Are seeking a core equity component for your portfolio;
   *   Are willing to accept fluctuations in the value of your portfolio;
   * Are seeking long-term growth through both capital appreciation and dividends.

The Equity Fund may not be appropriate for you if you:
   *   Are pursuing a short-term goal;
   *   Need regular income;
   *   Are unwilling to accept fluctuations in the value of your portfolio.


                       HOW THE FUND HAS PERFORMED
The chart and table below provide some indication of the risk of investing in the Equity Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. How the portfolio has performed in the past is not an indication of its future performance.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Fund's portfolio, were achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
1993    5.75%
1994    0.37%
1995   25.90%
1996   21.59%
1997   16.38%
1998   17.53%
1999   33.70%
2000    5.12%
2001  -29.49%
2002  -26.13%

For the periods shown, the highest and lowest quarterly returns were 25.97% and -21.14% for the quarters ending 12-31-98 and 3-31-01, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                            PAST YEAR        PAST 5 YEARS     PAST 10 YEARS
 Return before taxes         -26.13%            -2.96%            4.96%

Return after taxes on
Distributions                -26.21%            -4.09 %           4.35 %

Return after taxes on
distributions and sale
of Fund shares               -16.04%            -2.45%            4.06%
---------------------------------------------------------------------------
S&P 500(r) Index(1)            -22.10%            -0.59%             9.34%

* The Equity Fund's year-to-date return for the period ended June 30, 2003 was 9.72%.

1 S&P 500(r) Index is a widely recognized, unmanaged index of 500 stock prices chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. Returns shown reflect no deduction for fees, expenses or taxes.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price) .............................  None
Maximum Deferred Sales Charge (Load) ................................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions .........................................  None
Redemption Fee.......................................................  None
Exchange Fee.........................................................  None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees......................................................  1.00%
Distribution and/or Service Fees (12b-1 Fees) .......................  0.00%
Other Expenses.......................................................  0.62%
Total Fund Operating Expenses........................................  1.62%
Contractual Fee Waivers and Expense Reimbursements................... -0.12%(1)
                                                                       -----
Net Annual Fund Operating Expenses...................................  1.50%
-------------------------------------

 1 The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Equity Fund do not exceed 1.50 % for fiscal year 2003.

EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE EQUITY FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE EQUITY FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE EQUITY FUND WOULD BE:

           YEAR            EQUITY FUND
           ----            -----------
             1                $153
             3                $499
             5                $870
            10              $1,912

INTEGRITY INCOME FUND
FUND SUMMARY

INVESTMENT OBJECTIVE
The Integrity Income Fund (the "Income Fund") seeks to attain a high level of current income while providing investors with a degree of safety of principal.

PRINCIPAL STRATEGIES: How the Fund Pursues its Objective.
Generally, the Income Fund invests substantially all of its total assets in bonds. The Investment Adviser invests at least 80% of its total assets in debt obligations issued or guaranteed by the United States Government, as well as debt securities of U.S. corporations and other issuers receiving an "investment grade" rating from Moody's Investment Services ("Moody's") or Standard &
Poor's Rating Group ("S&P") or, if unrated, of equivalent quality as determined by the Investment Manager based upon such considerations as the issuer's financial strength, including its historic and current financial condition, its historic and projected earnings, and its present and anticipated cash flow; the issuer's debt maturity schedules and current and future borrowing requirements; and the issuer's continuing ability to meet its future obligations. It is expected that the dollar-weighted average credit quality will be A.

In general, in investing the assets of the Income Fund, the Investment Adviser will consider the governmental program under which the security was issued as well as the ratings. The Income Fund will invest in debt securities of the United States corporations rated at least "Baa" by Moody's or "BBB" by S&P at the time of purchase. Debt securities carrying a rating of "Baa" from Moody's or "BBB" from S&P have speculative characteristics. However, if the rating of a debt security owned by the Income Fund is reduced below Baa/BBB, the Fund will not necessarily dispose of the security. Debt obligations issued or guaranteed by the U.S. Government provide greater safety of principal but also generally provide lower current income than debt obligations of corporations. They include issues of the U.S. Treasury such as bills, notes and bonds, and issues of agencies and instrumentalities of the U.S. Government which are established under the authority of an act of Congress. The Income Fund may also invest in other fixed-income securities, such as preferred stock or investment companies that invest in fixed income securities, as well as put and call options, futures contracts and options on futures contracts for hedging purposes. The Income Fund may also use options on municipal securities and temporary investments, as well as index options. The Income Fund may write
(sell) covered call options and secured put options on up to 25% of its net assets. The Income Fund will not purchase put and call options if more than 5% of its net assets are invested in the premiums of such options.

The only non-interest paying securities generally held in the Income Fund are obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Various forms of obligations exist to evidence future interest or principal payments on Treasury securities. Typically, such obligations take the form of custodial receipts issued pursuant to a custody agreement, which evidence ownership of future interest and principal payments on Treasury securities deposited with the custodian. The interest and principal payments on the underlying Treasury securities are direct obligations of the United States.

The Investment Adviser may invest in fixed-income securities with maturities in excess of one year and up to 30 years. The average maturity of securities in the Income Fund will be based upon the Investment Adviser's expectations of the future course of interest rates and then-prevailing price and yield levels in the fixed-income market. It is expected that the dollar-weighted average maturity of the Income Fund will not exceed ten years. This limitation on the average maturity of the Income Fund is expected to provide a more stable net asset value than would be the case with a longer-term fund. As of December 31, 2002, the Income Fund's dollar-weighted average credit quality was AA, and its dollar-weighted average maturity was 3.09 years.

Normally, investments in cash equivalents will be minimal. However, when market conditions dictate a temporary "defensive" investment strategy, the Investment Adviser may decide to hold a portion of the Income Fund, without limitation on amount, in cash equivalents. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS: What are the Risks of Investing in the Fund?
An investment in the Income Fund is subject to investment risks, and you can lose money on your Investment. There is no guarantee that the Income Fund will achieve its investment objective. Your investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. More specifically, the Income Fund may be affected by, among others, the following types of risks:

   INTEREST RATE RISK: In general, the value of bonds and other debt securities falls when interest rates rise. Long-term obligations are usually more sensitive to interest rate changes than shorter-term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, extended periods of increases in interest rates may cause significant declines in bond prices. Generally, the longer the average maturity of the bonds held by the Income Fund, the more the prices of the bonds and the Income Fund's share price will fluctuate in response to interest rate changes. Interest rates currently are at historically low levels; when interest rates go up, the value of the Income Fund portfolio may go down.

   CREDIT RISK: The issuers of the bonds and other debt securities held by the Income Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial conditions that would lower the credit quality of their securities, leading to a decline in the price of those securities, causing the value of the Income Fund's securities, and share price, to decline. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the Income Fund to sell.


   HEDGING STRATEGIES: The Income Fund may engage in various investment strategies designed to hedge against interest rate changes or other market conditions using financial instruments whose prices, in the opinion of the Fund's Investment Adviser, correlate with the values of securities the Fund owns or expects to purchase. The instruments used to implement these strategies include financial futures contracts (such as future contracts in U.S. Treasury securities and interest-related indices) and options on financial futures.

   Successful use of futures and options with respect thereto by the Income Fund is subject to the Investment Adviser's ability to correctly forecast movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price
   movements of the futures contract.   If the Investment Adviser's judgment
   about the general direction of interest rates or markets is wrong, the overall performance of the Income Fund will be poorer than if no such futures or options had been used. In addition, the Income Fund's ability to effectively hedge all or a portion of its portfolio through transactions in futures and options depends on the degree to which price movements in the futures and options correlate with the price movements in the Income Fund's portfolio. Consequently, if the price of the futures and options moves more or less than the price of the security that is subject to the hedge, the Income Fund will experience a gain or loss that will not be completely offset by movements in the price of the security. The risk of imperfect correlation is greater where the securities underlying the futures contracts are taxable securities (rather than municipal securities), are issued by companies in different market sectors or have different maturities, ratings or geographic mixes than the security being hedged.
   In addition, the correlation may be affected by additions to or deletions from the index, which serves as the basis for a futures contract.

   The Income Fund could lose money on futures transactions or an option can expire worthless. Losses (or gains) involving futures can sometimes be substantial in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for the Income Fund. Use of options may also (i) result in losses to the Income

   Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Income Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities, or (v) cause the Income Fund to hold a security it might otherwise sell.

Additional information regarding the investment policies and restrictions of the Income Fund is available in the SAI which is available upon request.

IS THIS FUND RIGHT FOR YOU
The Income Fund may be appropriate for you if you:
   *   Are looking for a fixed income component to complete your portfolio;
   * Want to earn income on investments generally considered more stable than stocks;
   *   Are pursuing long-term investment goals.

The Income Fund may not be appropriate for you if you:
   *   Are pursuing a short-term investment goal;
   *   Are seeking a more aggressive investment style;
   *   Are unwilling to accept fluctuations in the value of your portfolio.


                      HOW THE FUND HAS PERFORMED
The chart and table below provide some indication of the risk of investing in the Income Fund by showing performance changes year to year and how average annual returns over one, five, and ten-years compare with those of a broader measure of market performance.

The bar chart shows the Fund's annual returns on a before-tax basis and without sales charges. If taxes or sales charges were included, the annual returns would be lower than those shown. The table shows the Fund's average annual total returns for the Fund on a before and after-tax basis and as compared to the returns of a broad-based securities index. Past performance, before and after taxes, is no guarantee of future results. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans.

The results prior to May 23, 2003, the date the Investment Adviser commenced management of the Fund's portfolio, were achieved while the Fund was managed by another investment adviser, who used different investment strategies and techniques, which may produce different investment results than those achieved by the current investment adviser.

HOW THE FUND HAS PERFORMED*
PER SHARE TOTAL RETURN PER CALENDAR YEAR

[insert bar chart]
1993    4.17%
1994   -4.48%
1995   22.38%
1996    2.37%
1997    7.89%
1998    9.05%
1999   -1.71%
2000    9.82%
2001    8.71%
2002    6.45%

For the periods shown, the highest and lowest quarterly returns were 7.25% and -2.25% for the quarters ending 03-31-95 and 3-31-94, respectively.

AVERAGE ANNUAL TOTAL RETURN (FOR THE PERIOD ENDED DECEMBER 31, 2002)

                            PAST YEAR        PAST 5 YEARS     PAST 10 YEARS

Return before taxes            6.45%             6.38%            6.24%

Return after taxes on
distributions(1)                4.48%             4.26%            5.18%

Return after taxes on
distributions and sale
of Fund shares                 3.91%             4.05%            4.62%
---------------------------------------------------------------------------
Lehman Brothers
Intermediate
Government/Corporate Index(1)   9.84%             7.48%            7.08%

* The Income Fund's year-to-date return for the period ended June 30, 2003 was 2.76%.

1 The Lehman Brothers Intermediate Government/Corporate Index is a diversified, unmanaged index of corporate and U. S. government bonds. Returns shown reflect no deduction for fees, expenses or taxes.

WHAT ARE THE FUND'S EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.

Maximum Sales Charge (Load) imposed on Purchases
(as a percentage of the offering price)........................  None
Maximum Deferred Sales Charge (Load) ..........................  None
Maximum Sales Charge (Load) imposed on Reinvested
Dividends and Distributions ...................................  None
Redemption Fee.................................................  None
Exchange Fee...................................................  None

FUND OPERATING FEES AND EXPENSES
(expenses that are deducted from Fund assets)
Management Fees................................................  1.00%
Distribution and/or Service Fees (12b-1 Fees) .................  0.00%
Other Expenses.................................................  5.20%
Total Fund Operating Expenses..................................  6.20%
Contractual Fee Waivers and
Expense Reimbursements......................................... -4.70%(1)
                                                                 -----
Net Annual Fund Operating Expenses.............................  1.50%
----------------------------------

1The Investment Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses, so that the Net Annual Operating Expenses of the Income Fund do not exceed 1.50 % for fiscal year 2003.


EXAMPLE
-------
THE FOLLOWING EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE INCOME FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE INCOME FUND FOR THE TIME PERIODS INDICATED AND THEN REDEEM ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% ANNUAL RETURN, THAT YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS, AND THAT THE INCOME FUND'S OPERATING EXPENSES REMAIN THE SAME. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS OF INVESTING IN THE INCOME FUND WOULD BE:

                YEAR            INCOME FUND
                  1                 $153
                  3               $1,421
                  5               $2,658
                 10               $5,625

                        MANAGEMENT OF THE FUNDS


                          INVESTMENT ADVISER
Subject to the direction of The Integrity Funds' Board of Trustees, Integrity Money Management, Inc., (the "Investment Adviser," formerly known as ND Money Management, Inc.) has been retained by each Fund under a Management and Investment Advisory Agreement (each an "Agreement") to act as each Fund's investment adviser, subject to the authority of the Board of Trustees. The Investment Adviser is a wholly-owned subsidiary of Integrity Mutual Funds, Inc. (formerly known as ND Holdings, Inc.) a venture capital corporation organized under the laws of North Dakota on September 22, 1987. The address of the Investment Adviser is 1 Main Street North, Minot, North Dakota 58703.

The Investment Adviser and it's affiliates have been advising mutual funds since 1989 and currently have assets under management of approximately $360 million. The Investment Adviser is responsible for selecting and ongoing monitoring of the securities in each Fund's portfolio, performing certain evaluations of the Funds' portfolio securities, managing the Funds' business affairs and providing certain administrative services, office space, equipment and clerical services for managing the Funds' investments and effecting their portfolio transactions. The Investment Adviser also pays the salaries and fees of all officers and trustees of the Funds who are affiliated persons of the Investment Adviser.

The Investment Adviser will supply investment research and portfolio management, including the selection of securities for each Fund to purchase, hold or sell, and the selection of brokers through whom a Fund's portfolio transactions are executed. The Investment Adviser also administers the business affairs of each Fund, furnishes offices, necessary facilities and equipment, provides administrative services, and permits its officers and employees to serve without compensation as trustees and officers of a Fund if duly elected to such positions.

The Funds pay to the Investment Adviser a management fee computed daily and paid monthly at the annual rate of 1.00% of the value of the average daily net assets of the Equity Fund and Income Fund. The Funds pay other expenses related to their daily operations, such as custodian fees, trustees' fees, administrative fees, fund accounting fees, transfer agency fees, and legal and auditing costs, which are subject to reimbursement at the discretion of the Investment Adviser. The Investment Adviser pays any sub-advisory fees from its management fee, and not from the assets of the applicable Funds. More information about the Management and Investment Advisory Agreement and other expenses paid by the Funds is included in the SAI, which also contains information about brokerage policies and practices.

                         INVESTMENT SUB-ADVISER
Ancora Advisers, LLC ("Ancora") is the investment sub-adviser for the Equity and Income Funds. Ancora is located at One Chagrin Highlands, 2000 Auburn Drive, Suite 430, Beachwood, Ohio 44122 and is organized and exists under the laws of the State of Nevada and is registered pursuant to the Investment Advisers Act of 1940.

Prior to serving as a sub-adviser to the Equity and Income Funds, Ancora only served high net worth individuals, pension and profit sharing plans and charitable organizations. Ancora is majority owned and controlled by Richard
A. Barone, its President. Mr. Barone is currently the sole employee of Ancora. The Investment Adviser has chosen to engage Ancora's services as Sub-Adviser to the Funds because of Mr. Barone's extensive prior expertise and performance in advising other funds similar in objective to that of the Equity and Income Funds. Subject to the oversight and approval of the Investment Adviser, Mr. Barone, as portfolio manager, has sole responsibility for the day-to-day management of the Funds' portfolios. In addition, Ancora is responsible for maintaining the transaction and compliance related records of the Equity and Income Funds. Mr. Barone was formerly portfolio manager for Fifth Third Funds (3 funds) (2001-2002), CEO of Maxus Investment Group (1973-2001) and Chairman and portfolio manager of the Maxus Funds (3 funds) (1985-2001).

                          MANAGER OF MANAGERS
The Integrity Funds intend to apply to the SEC for an order permitting the Funds to be managed under a "manager of managers" structure. If this order is granted, the Investment Adviser will, subject to the supervision and approval of the Trust's Board of Trustees, be permitted to hire, terminate or replace investment sub-advisers for each of the Funds without shareholder approval. However, if the Funds hire a new sub-adviser, they will provide written information concerning the new sub-adviser to shareholders of the Fund concerned. The purpose of the "manager of managers" structure is to give the Investment Adviser maximum flexibility with respect to the management of the Funds, and to permit the Investment Adviser and the Integrity Funds' Board of Trustees to quickly react to poor investment performance by an investment sub-adviser or other service issues at less cost to shareholders. There is no guarantee that the Trust will obtain this order from the SEC.

The SAI has more detailed information about the Integrity Funds' service providers.

                             YOUR FUND ACCOUNT
                          THE FUNDS' SHARE PRICE

DETERMINATION OF NET ASSET VALUE
Each Fund calculates it net asset value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Standard Time) on each day the NYSE is open for trading. The NYSE is open Monday through Friday, except on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. If portfolio investments of a Fund are traded in markets on days when the NYSE is not open, a Fund's NAV may fluctuate on days when investors cannot purchase or redeem shares.

Each Fund's NAV is generally based upon the market value of securities held in the Fund's portfolio by adding the value of that Fund's investments plus cash and other assets, deducting liabilities and then dividing the results by the number of its shares outstanding. If market prices are not readily available, the fair value of securities is determined using procedures approved by the Board of Trustees. In addition, if between the time trading ends on a particular security and the close of trading on the NYSE, events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by the Investment Adviser under procedures approved by the Board of Trustees. In such a case, the Fund's net asset value will be subject to the judgment of the Investment Adviser rather than being determined by the market.


                             CLASS N SHARES
You can buy Class N shares at the net asset value per share without any up-front sales charge so that the full amount of your purchase is invested in the Fund.





                            HOW TO BUY SHARES
Fund shares may be purchased on any business day, which is any day the NYSE is open for business. Each Fund will process purchase and redemption orders that it receives in proper form prior to the close of regular trading on a day in which the NYSE is open at the NAV determined on that day. It will process purchase and redemption orders that it receives in proper form after the close of regular trading on the next day that the NYSE is open for regular trading. If you place your order by contacting the Fund directly, your order must be received by the Fund prior to close of trading of the NYSE for you to receive that day's NAV.

You may buy shares through investment dealers who have sales agreements with the Distributor or directly from the Distributor. If you do not have a dealer, call (800) 276-1262 and the Distributor can refer you to one. If you place your order through a dealer prior to the close of trading of the NYSE and the Fund receives such order prior to the close of business of the Fund (normally 6:00 p.m. Eastern Time), you will receive that day's NAV. Dealers are obligated to transmit orders promptly. See "The Funds' Share Price" for a discussion of how shares are priced.

Purchase requests should be addressed to the authorized dealer or agent from which you received this Prospectus. Such dealers or agents may place a telephone order with the distributor for the purchase of shares. It is the broker's or dealer's responsibility to promptly forward payment and the purchase application to the transfer agent for the investor to receive the next determined NAV. Checks should be made payable to the name of the applicable fund. The Funds' transfer agent will charge a $15.00 fee against a shareholder's account for any payment returned for nay reason. The shareholder will also be responsible for any losses suffered by the Fund as a result.

                  MINIMUM INVESTMENTS AND SHARE PRICE
You may open an account with $1,000 ($100 for the Monthomatic Investment Plan, as explained below) and make additional investments at any time with as little as $50. The Funds may change these minimum initial investments at any time.

                           SPECIAL SERVICES
To help make your investing with us easy and efficient, we offer you the following services at no extra cost.

         SYSTEMATIC INVESTING - THE MONTHOMATIC INVESTMENT PLAN
Once you have established a Fund account, systematic investing allows you to make regular investments through automatic deductions from your bank account (simply complete the appropriate section of the account application form) or call Integrity Fund Services at (800) 601-5593 for appropriate forms.

With the Monthomatic Investment Plan, you can make regular investments of $50 or more per month by authorizing us to draw either checks or debits on your bank account. Such accounts must have check or draft writing privileges. You can stop the withdrawals at any time by sending a written notice to Integrity Fund Services, the funds' transfer agent, at P.O. Box 759, Minot, ND 58702. The termination will become effective within 7 days after the transfer agent has received the request. The Funds may terminate or modify this privilege at any time and may immediately terminate a shareholder's monthomatic plan if any item is unpaid by the shareholder's financial institution. There is no charge for this plan.


                            REINSTATEMENT PRIVILEGE
If you redeem Fund shares, you may reinstate all or part of your redemption proceeds without incurring any additional sales charges. You may only reinvest in the same share class you redeemed. An investor exercising this privilege a year or more after redemption must complete a new account application and provide proof that the investor was a shareholder of the Fund. The Funds may modify or terminate this privilege at any time. You should consult your tax adviser about the tax consequences of exercising your reinstatement privilege. The Fund must be notified that investment is a reinstatement.

                                HOW TO SELL SHARES
You may sell (redeem) your shares on any day the NYSE is open. You will receive the NAV next determined after the Funds have received your properly completed redemption request as described below. Redemption of shares not subject to a sales charge may be assessed a redemption fee.

You can sell your shares at any time by sending a written request to the appropriate Fund, c/o Integrity Fund Services, P.O. Box 759, Minot, ND 58702 or by placing an order to sell through your financial adviser. Such dealers or agents may place a fax, telephone or mail in order to Integrity Fund Distributors for the sale of shares. It is the broker's or dealer's responsibility to promptly forward the redemption requests to the transfer agent for shares being redeemed to receive the next determined NAV.

To properly complete your redemption request, your request must include the following information:
      *   The Fund's name;
      *   Your name and account number;
      *   The dollar or share amount you wish to redeem;

      *   The signature of each owner exactly as it appears on the account;
      * The name of the person to whom you want your redemption proceeds paid (if other than to the shareholder of record);
      * The address where you want your redemption proceeds sent (if other than the address of record);
      * Any certificates you have for the shares (signed certificate or a duly endorsed stock power); and
      *   Any required signature guarantees.

We will normally mail your check the next business day, but in no event more than seven days after we receive your request. If you purchased your shares by check, your redemption proceeds will not be mailed until your check has cleared, which may take up to 15 days from the date of purchase. Guaranteed signatures are required if you are redeeming more than $100,000, you want the check payable to someone other than the shareholder of record or you want the check sent to another address. Signature guarantees must be obtained from a commercial bank, trust company, savings and loan association or brokerage firm. A notary public cannot provide a signature guarantee.

You should note that the Funds reserve the right to liquidate your account upon 60 days' written notice if the value of your account falls below $1,000 for any reason other than a fluctuation in the market value of the fund shares. The Funds also reserve the right to redeem in-kind (that is to pay redemption proceeds in cash and portfolio securities, or wholly in portfolio securities). Because you would receive portfolio securities in an in-kind redemption, you would still be subject to market risk and may incur transaction costs in selling the securities.

A Fund may also suspend the right of redemption under the following unusual circumstances:
      * For any period during which the NYSE is closed, other than for customary weekend and holiday closings;
      * When trading in the markets that the Fund normally utilizes is restricted or when an emergency, as defined by the rules and regulations of the SEC, exists making disposal of that Fund's investments or determination of its net asset value not reasonably practicable; or
      *   For any other periods as the SEC by order may permit.

In case of any such suspension, you may either withdraw your request for redemption or receive payment based on the net asset value per share next determined after the termination of the suspension.

                           SYSTEMATIC WITHDRAWAL
If the value of your Fund account is at least $5,000, you may request to have $50 or more withdrawn automatically from your account, subject to any applicable redemption fee. You may elect to receive payments monthly, quarterly, semiannually or annually. If payments exceed reinvested dividends and distributions, an investor's shares will be reduced and eventually depleted. You must complete the appropriate section of the account application to participate in the fund's systematic withdrawal plan. A shareholder who participates in the Monthomatic Investment Plan is ineligible to participate in this plan. You may terminate participation in the program at any time. The Funds may terminate or modify this program at any time.

                           REINVESTMENT OPTIONS
The Funds automatically reinvest your dividends in additional Fund shares at net asset value unless you request otherwise.

You may request to have your dividends and capital gains paid to you in the following ways:
      * income dividends and capital gain dividends reinvested in additional Fund shares;
      * income dividends in cash and capital gain dividends reinvested in additional Fund shares; or
      *   income and capital gain dividends in cash.
      *   ACH to DDA or saving account with same names as account registration.

You may change your selected method of distribution, provided such change will be effective only for distributions paid three days after the transfer agent receives the request. The Funds will send a check to investors selecting to receive dividends in cash. You may have your distribution check paid to a third party or sent to an address other than your address of record (although a signature guarantee will be required). For further information, contact Integrity Fund Services at (800) 601-5593.

              BUYING OR SELLING SHARES CLOSE TO A RECORD DATE
Buying Fund shares shortly before the record date for a taxable dividend is commonly known as "buying the dividend." The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

                             EXCHANGING SHARES
Shareholders may exchange Fund shares for shares of the same class in another Fund. All exchanges are made at the relative NAVs of the relevant Funds on the date of the exchange. For tax purposes, an exchange is a sale of shares, which may result in a taxable gain or loss followed by a purchase of shares of the Fund into which you exchange. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares.

The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange option discussed above is available under your plan.

Exchanges are made upon receipt of a properly completed exchange request form. The exchange privilege may be changed or discontinued at any time by the Funds upon 60 days' notice to shareholders.


         DIVIDENDS, DISTRIBUTIONS AND TAX INFORMATION ON YOUR SHARES

                        DIVIDENDS AND DISTRIBUTIONS
The Income Fund declares net investment income as dividends daily and payable monthly. The Equity Fund distributes substantially all of its net investment income and substantially all of its capital gain annually prior to the close of the fiscal year in which the gains are earned.

                                    TAXES
The following information is meant as a general summary for U.S. shareholders. Please see the SAI for additional information. Each Fund intends to qualify and elect to be treated each year as a "Regulated Investment Company" for federal income tax purposes. A Regulated Investment Company is not subject to regular income tax on any income or capital gains distributed to its shareholders if it, among other things, distributes at least 90% of its investment company taxable income to them within applicable time periods.

Each Fund intends on making distributions to shareholders that may be taxed as ordinary income and capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). For federal income tax purposes, dividends and distributions are taxable to you whether paid in cash or reinvested in additional shares. You may also be liable for tax on any gain realized upon the redemption of shares in either Fund.

Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

      *   Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.
      *   Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.
      * A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.
      * Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income, and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
      * Distributions of long-term gains from sales by the funds before May 6, 2003 will be taxed at the maximum rate of 20%.

An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the initial Fund's shares and any gain on the transaction may be subject to federal income tax.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax advisor to assess the federal, state and local tax consequences of investing in the Funds. This discussion is not intended to address the tax consequences of an investment by a non-resident alien.

The Investment Adviser will purchase and sell securities with primary concern being the investment performance of the portfolios rather than tax considerations of the shareholders.

                            BACKUP WITHHOLDING
As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

                             FINANCIAL HIGHLIGHTS
The following are the financial highlights tables of the Canandaigua Funds (now the Integrity Funds). These tables are intended to help you understand each Fund's financial performance for the period of each Fund's investment operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information through December 31, 2002 has been audited by Eldredge, Fox & Porretti, LLP, independent auditors to the Canandaigua Funds, whose report, along with the Funds' financial statements, are included in the Canandaigua Funds' annual report to shareholders, which is available upon request. These financial highlights tables also include the financial performance of the Funds' Class N shares during the last six-month period from January 1, 2003 to June 30, 2003.
This information has been derived from financial statements that have not yet been audited.



INTEGRITY EQUITY FUND
---------------------

                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 31,  December 29,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $  13.99     $  18.99       $  27.01       $  26.71     $  22.80       $  19.40
                                       --------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
     Net investment income (loss) .....  $    .00     $    .03       $   (.06)      $   (.20)    $   (.20)      $   (.06)
     Net realized and unrealized gain (loss)
     on investment transactions........      1.36        (5.00)         (7.91)          1.59         7.85           3.46
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.........  $   1.36     $  (4.97)      $  (7.97)      $   1.39     $   7.65       $   3.40
                                       --------------------------------------------------------------------------------------
LESS DISTRIBUTIONS: (C)
     Dividends from net investment
     income............................  $    .00     $   (.03)      $    .00       $    .00     $    .00       $    .00
     Distributions from net realized
     gains.............................       .00          .00           (.05)         (1.09)       (3.74)           .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........  $    .00     $   (.03)      $   (.05)      $  (1.09)    $  (3.74)      $    .00
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $  15.35     $  13.99       $  18.99       $  27.01     $  26.71       $  22.80
                                       ======================================================================================
Total Return...........................     19.44%      (26.13%)       (29.49%)         5.12%       33.70%         17.53%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) ...................  $  13,085    $  13,611      $  26,848      $  40,208    $  35,237      $  23,568
     Ratio of net expenses (after expense
     assumption) to average net
     assets............................      1.37%(A)(B)  1.35%          1.35%          1.32%        1.37%          1.14%
     Ratio of net investment income to
     average net assets................      0.02%(B)     0.18%         (0.27%)        (0.67%)      (0.77%)        (0.31%)
     Portfolio turnover rate...........     15.47%       46.99%        122.91%        144.68%      224.59%        314.28%

(A) During the period since 12/31/02 indicated above, Integrity Mutual Funds, Inc./Canandaigua Bank assumed/waived expenses of $30,778. In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Equity Fund of $.04, $.01, $.02, $.02, and $.08, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.84%, 1.62%, 1.42%, 1.38%, 1.45%, and 1.50%, respectively.
(B)  Ratio is annualized.
(C) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment.

INTEGRITY INCOME FUND
---------------------

                                        For The Six     For The       For The       For The       For The       For The
                                       Months Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                       June 30, 2003  December 31,  December 31,  December 31,  December 31,  December 31,
                                        (Unaudited)      2002           2001           2000          1999          1998
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...  $  14.26     $  14.06       $  13.67       $  13.16     $  14.14       $  13.53
                                       --------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income.............  $    .27     $    .68       $    .76       $    .76     $    .74       $    .77
     Net realized and unrealized gain
     (loss) on investment
     transactions......................       .11          .20            .41            .49         (.98)           .45
                                       --------------------------------------------------------------------------------------
         Total Income (Loss) From
         Investment Operations.........  $    .38     $    .88       $   1.17       $   1.25     $   (.24)      $   1.22
                                       --------------------------------------------------------------------------------------
Less Distributions: (C)
     Dividends from net investment
     income............................  $   (.27)    $   (.68)      $   (.78)      $   (.74)    $   (.74)      $   (.61)
     Distributions from net
     realized gains....................       .00          .00            .00            .00          .00            .00
                                       --------------------------------------------------------------------------------------
         Total Distributions...........  $   (.27)    $   (.68)      $   (.78)      $   (.74)    $   (.74)      $   (.61)
                                       --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD.........  $  14.37     $  14.26       $  14.06       $  13.67     $  13.16       $  14.14
                                       ======================================================================================
Total Return...........................      5.53%        6.45%          8.71%          9.82%       (1.71%)         9.05%

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period
     (in thousands) ...................  $    1,139   $    1,165     $    1,055     $    1,160   $    1,093     $    957
     Ratio of net expenses (after
     expense assumption) to average net
     assets............................      0.70%(A)(B)  0.50%          0.42%          0.45%        0.38%          0.46%
     Ratio of net investment income to
     average net assets................      3.89%(B)     4.79%          5.46%          5.68%        5.41%          5.47%
     Portfolio turnover rate...........      5.39%        3.37%         15.11%         12.15%        4.67%          9.04%

(A)  During the periods since 12/31/02 indicated above, Integrity Mutual Funds,
     Inc./Canandaigua Bank assumed/waived expenses of $13,191.   In prior
     years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.80, $.56, $.65, $.70, and $.94, respectively. If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 2.95%, 6.20%, 5.45%, 5.34%, 5.51%, and 7.13%, respectively.
(B)  Ratio is annualized.
(C) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment.

                          ADDITIONAL INFORMATION
To learn more about the Funds you may want to read the Funds' Statement of Additional Information, or SAI, which contains additional information about the Funds. The Funds have incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of this Prospectus.

You also may learn more about the Funds' investments by reading the Funds' annual and semi-annual reports to shareholders. The annual report includes a discussion of the market conditions and investment strategies that significantly affected the performance of the Funds during the last fiscal year. The SAI and the financial statements included in the current annual and semi-annual reports are incorporated by reference into (and are thus a part of) this Prospectus. The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors without charge, simply by calling (800) 276-1262.

Prospective investors and shareholders who have questions about the Funds may write to:

     Integrity Fund Distributors and or Integrity Money Management at
                 1 Main Street North, Minot, ND 58703
                        or call (800) 276-1262

The general public can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (please call 1-202-942-8090 for information on the operations of the Public Reference Room). Reports and other information about the Funds are also available at the Securities and Exchange Commission's Internet Site at http://www.publicinfo@sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing to:

                      Public Reference Section
                  Securities and Exchange Commission
                    Washington, D.C.  20549-0102

Please refer to the Funds Investment Company Act File No. 811-7322 when seeking information about the Funds from the Securities and Exchange Commission.

                           INTEGRITY EQUITY FUND
                           INTEGRITY INCOME FUND

                           ----------------------

          1 North Main * Minot, North Dakota 58703 * (701) 852-5292
                   P.O. Box 759 * Minot, North Dakota 58702
               (800) 276-1262 * Marketing * Fax (701) 838-4902
            (800) 601-5593 * Transfer Agent * Fax (701) 852-2548

                             INVESTMENT ADVISER
                       Integrity Money Management, Inc.
                               1 North Main
                              Minot, ND 58703

                            PRINCIPAL UNDERWRITER
                      Integrity Funds Distributor, Inc.
                               1 North Main
                              Minot, ND 58703

                                CUSTODIAN
                      Wells Fargo Bank Minnesota, NA
                      Institutional Trust & Custody
                               MAC# N9310 060
                        801 Nicollet Mall, Suite 700
                            Minneapolis, MN 55479

                              TRANSFER AGENT
                      Integrity Fund Services, Inc.
                      1 North Main, Minot, ND 58703
                      P.O. Box 759, Minot, ND 58702

                          INDEPENDENT ACCOUNTANT
                      Brady, Martz & Associates, P.C.
                          24 West Central Avenue
                              Minot, ND 58701